(ICON)

Prudential
Municipal
Bond Fund
-------------------
High Income Series
Insured Series
Intermediate Series

SEMI
ANNUAL
REPORT

Oct. 31, 1998
(LOGO)

Portfolio Managers' Report
Municipal bond prices climbed sharply during the six months ended October 31,
1998, in an effort to keep pace with even stronger gains in U.S. Treasuries.
As a financial crisis spread beyond Asia, Treasuries rallied because investors sought refuge in securities backed by the full faith and credit of the federal government. This trend caused tax-exempt bonds to cheapen substantially relative to Treasuries.

Each of our three Prudential Municipal Bond Fund Series appreciated but their performances differed. The Insured Series provided the highest six-month returns as a flight to quality within the tax-exempt market helped drive up the prices of its bonds, the majority of which carry the top triple-A credit rating. Because bonds of the Intermediate Series have shorter maturities, its six-month returns trailed the Insured Series as interest rates fell and bond prices rose. (But it should provide more price protection when interest rates climb.) The High Income Series returned less than the other two because its non-investment-grade bonds and unrated bonds did not appreciate as much as better-quality bonds. The Insured Series surpassed by a large amount the returns on the average comparable fund as measured by Lipper, Inc. Both the
Class A shares of the Intermediate and High Income Series beat their respective Lipper benchmarks by a modest margin.

In August, Russia succumbed to the financial contagion, leaving investors to wonder if Latin America would be next. Global equity markets crumbled and a severe contraction in liquidity occurred around the world as lenders and investors were reluctant to provide businesses with money.

Such turbulent market conditions fueled a renewed stampede into "safe haven" securities, including Treasuries. To reassure investors, the Federal Reserve lowered the federal funds rate (the rate banks charge each other to borrow money overnight) by a quarter percentage point to 5.25% in late September.
But disappointment over this modest change in monetary policy stirred such great demand for Treasuries that the 30-year Treasury bond yield, which falls when prices rise, slid to 4.71% in early October. This was the lowest level in more than 30 years. As municipal bond prices followed Treasuries higher, the
Bond Buyer Revenue Index, a weekly average of long-term tax-exempt bond yields, tumbled to 5.09%, its lowest since the index began in the late 1970s.
However, yields on Treasuries and municipal bonds rose later in the month as money flowed back into stocks after the federal funds rate was unexpectedly cut to 5.00%. The unusual timing of this move (between the Fed's regularly scheduled meetings) helped convince investors that the central bank would do whatever it could to prevent the U.S. economy from lapsing into a recession that could damage an already fragile global economy.

We discuss each of the Series in detail on the following pages.

            How Investments Compared.
              (As of 10/31/98)
                  (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each
of the investments listed above are different -- we provide
12-month total
returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Peter J. Allegrini, Fund Manager
Prudential Municipal Bond Fund:
High Income Series
(PHOTO)

Performance At A Glance.

Cumulative Total Returns1                 As of 10/31/98

                       Six        One        Five
Ten                  Since
                     Months      Year       Years
Years              Inception2
Class A               3.76%      7.54%     37.26% (37.14)
N/A             94.34% (93.83)
Class B               3.55       7.12      34.56  (34.44)
109.89% (108.60)    141.57  (139.66)
Class C               3.43       6.85          N/A
N/A             34.56  (34.44)
Class Z               3.81       7.65          N/A
N/A             20.16  (20.05)
Lipper HY
Fund Avg.3            3.67       7.01       34.48
109.33                ***

Average Annual Total Returns1                   As of
9/30/98

                       One           Five           Ten
Since
                       Year          Years          Years
Inception2
Class A               5.62%      6.07% (6.05)           N/A
7.63% (7.60)
Class B               3.55       6.12  (6.10)       7.95%
(7.89)        8.37  (8.29)
Class C               7.28           N/A                N/A
7.53  (7.51)
Class Z               9.00           N/A                N/A
9.70  (9.65)

Distributions and Yields                      As of 10/31/98

                                               Taxable
Equivalent Yield4
         Total Dividends        30-Day              At Tax
Rates Of
        Paid for Six Mos.      SEC Yield         36%
39.6%
Class A        $0.33             4.44% (4.39)      6.94%
(6.86)      7.35% (7.27)
Class B        $0.31             4.18  (4.13)      6.53
(6.45)      6.92  (6.84)
Class C        $0.30             3.93  (3.88)      6.14
(6.06)      6.51  (6.42)
Class Z        $0.34             4.68  (4.63)      7.31
(7.23)      7.75  (7.67)

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998 have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns and yields would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 9/17/87; Class
C, 8/1/94; and
Class Z, 9/16/96.

3 Lipper average returns are for all funds in each share class for the one-, five-, and ten-year periods in the High Yield Muni Fund category.

4 Some investors may be subject to the federal alternative minimum tax and/or state and local taxes.

***Lipper Since Inception returns are 90.18% for Class A,
141.30% for Class B,
36.11% for Class C, and 18.40% for Class Z based on all funds in each share class.

We seek the maximum amount of income that is eligible for exclusion from federal income taxes by investing in noninvestment-grade municipal bonds rated single-B or better by recognized credit rating agencies such as Standard &
Poor's Ratings Group (S&P) or Moody's Investors Service (Moody's), or unrated bonds that our analysts believe are of comparable quality. On October 31,
1998, noninvestment-grade municipal bonds rated BB or below (or unrated bonds of comparable quality) comprised approximately 50% of the portfolio compared with about 56% on April 30, 1998. There can be no assurance that the Series will achieve its investment objective.

   Portfolio Composition.
Sectors expressed as a percentage of
  total investments as of 10/31/98.
            (PIE CHART)

What Went Well.
Price Appreciation Was Key.
Finding bonds that provided sizable coupon payments became more difficult in the declining interest rate environment of the past six months. Instead, money managers relied increasingly on bonds with solid potential for price appreciation to boost returns on their portfolios. Noncallable bonds
(approximately 32% of the Series' total investments as of October 31, 1998)
were very popular for this reason. They rallied strongly because the bonds cannot be retired prior to maturity. Some of our noncallable bonds were also zero coupon bonds. Instead of making periodic interest payments, zero coupon bonds are issued at a deep discount and redeemed at face value when held to maturity. The difference between the discounted price and the face value of the bond represents accrued interest. Because zero coupon bonds trade at such sharp discounts to their face value, their prices had plenty of room to appreciate as the tax-exempt market rallied.

Throughout the fiscal period, there was growing concern that global financial turmoil would cripple U.S. economic growth. With this in mind, investors
(including us) turned more cautious toward below-investment-grade municipal bonds, which might suffer price declines in the event of an economic downturn.
This change in attitude caused the difference between yields on below-investment-grade municipal bonds and higher-quality tax-exempt securities to increase as investors required more compensation for taking a chance on the riskier bonds. We helped Series returns by cutting below-investment-grade bonds to 42% of its total investments as of October 31, 1998 from 51% as of
April 30, 1998.

And Not So Well.
Critical Condition.
We owned bonds of the Philadelphia Hospital & Higher
Educational Facilities
Authority issued for the Graduate Health Systems Obligated Group that effectively defaulted in the summer. Reorganization was sought under the
Chapter 11 bankruptcy code, which includes plans to sell nine hospitals.
Because the sale will not provide enough cash to pay off all of the hospitals' bonds, the U.S. Bankruptcy Court in Pittsburgh will have to decide how much of the bonds will get repaid. The Series suffered losses on its bonds, which accounted for 0.3% of its total assets.

High Income Series
Five Largest Issuers.
1.7%           Chicago, IL
               O'Hare Airport
1.5%           NJ State Transportation
               Trust Fund
1.2%           Lake Creek Affordable
               Housing Corp.
1.2%           Boston Ind. Dev.
               Springhouse Project
1.2%           WA State Public Power
               Supply System

Expressed as a percentage of net assets as of 10/31/98.

           Credit Quality.
      Expressed as a percentage of
    total investments as of 10/31/98.
              (PIE CHART)
------------------------------------------------------------
-------------------
                                   1

Christian Smith, Fund Manager
(PHOTO)
Prudential Municipal Bond Fund:
Insured Series

Performance At A Glance.

Cumulative Total Returns1                 As of 10/31/98

                       Six        One        Five
Ten                  Since
                     Months      Year       Years
Years              Inception2
Class A               5.87%      8.18      31.74% (31.51)
N/A               89.78% (88.62)
Class B               5.66       7.75      29.13  (28.91)
101.16% (98.70)     129.56  (125.95)
Class C               5.53       7.48           N/A
N/A               31.72  (31.49)
Class Z               5.93       8.29           N/A
N/A               18.41  (18.31)
Lipper INS
Fund Avg.3            4.87       7.19          30.10
104.94                  ***

Average Annual Total Returns1                   As of
9/30/98

                       One           Five           Ten
Since
                       Year          Years          Years
Inception2
Class A               6.04%      5.15% (5.11)            N/A
7.35% (7.27)
Class B               3.88       5.20  (5.17)        7.58%
(7.44)       7.88  (7.74)
Class C               7.71           N/A                 N/A
7.03  (6.98)
Class Z               9.43           N/A                 N/A
8.96  (8.91)

Distributions and Yields                      As of 10/31/98

                                               Taxable
Equivalent Yield4
         Total Dividends        30-Day              At Tax
Rates Of
        Paid for Six Mos.      SEC Yield         36%
39.6%
Class A        $0.26             3.81%            5.95%
6.31%
Class B        $0.23             3.53             5.52
5.84
Class C        $0.22             3.28             5.13
5.43
Class Z        $0.26             4.03             6.30
6.67

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of
5%, 4%, 3%, 2%, 1% and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. As of November 2, 1998, Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998 have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 9/17/87; Class
C, 8/1/94; and
Class Z, 9/16/96.

3 Lipper average returns are for all funds in each share class for the one-, five-, and ten-year periods in the Insured Muni Fund category.

4 Some investors may be subject to the federal alternative minimum tax and/or state and local taxes.

***Lipper Since Inception returns are 87.73% for Class A,
139.68% for Class B,
33.75% for Class C, and 16.26% for Class Z based on all funds in each share class.

The Insured Series invests primarily in AAA-rated municipal obligations, or in municipal obligations whose timely coupon and principal payments (but not market value) are insured by a municipal bond insurance company rated AAA by
S&P, Moody's, or other nationally recognized credit rating agencies. The
Series may also invest up to five percent of its total assets in municipal obligations rated A/A or Aa/AA by Moody's or S&P. There can be no assurance that the Series will achieve its investment objective.

Our bonds are insured by MBIA Insurance Corp., AMBAC
Indemnity Corp.,
Financial Guaranty Insurance Co., and Financial Security
Assurance Inc.

    Portfolio Composition.
Sectors expressed as a percentage of
  total investments as of 10/31/98.
              (PIE CHART)
------------------------------------------------------------
-------------------
                                   2

What Went Well.
Quality Counted.

Demand increased for triple-A-rated insured municipal bonds amid concern that global financial turmoil threatened the U.S. economic expansion. Within the tax-exempt market, insured bonds tend to perform better when the economy slumps than lower-quality securities. But could the world financial crisis derail what was poised to become the longest peacetime expansion in the history of the United States? In fact, the economy has exhibited signs of weakness and unexpected strength. While global difficulties have caused U.S.
manufacturers to suffer a drop in orders for big-ticket items, overall, the domestic economy has grown at a surprisingly brisk pace powered by strong consumer spending. Nevertheless, many Wall Street analysts say economic growth could slow in coming months, dragged down by declining corporate spending on plants and equipment, among other problems.

In this climate of economic uncertainty, it is not surprising that long-term insured municipal bonds returned 6.07% for the six-month period ended October
31, 1998, based on Lehman Brothers indexes. This return was the highest in the tax-exempt market for that period. Insured municipal bonds also rallied sharply because changes in their prices primarily reflect interest rate fluctuations rather than credit-quality risk, which is virtu-ally eliminated by commercial insurance companies' commitment to promptly pay interest and principal in case of a default.

Your Series surpassed its Lipper Average by a significant margin. Its performance was aided by an increase in noncallable bonds to 41% of its total assets as of October 31, 1998 from 38% as of April 30, 1998. This strategy helped lengthen the Series' duration to 8.4 years in October from
7.6 years in April. Noncallable bond prices soared when interest rates declined because they cannot be retired prior to maturity. Furthermore, the portion of our noncallable bonds that were also zero coupon bonds climbed to
14% in October from 12% in April. Instead of making periodic interest payments, zero coupon bonds are issued at a deep discount and redeemed at face value when held to maturity. The difference between the discounted price and the face value of the bond represents accrued interest. Because zero coupon bonds trade at such sharp discounts to their face value, their prices had plenty of room to appreciate as the tax-exempt market rallied.

Insured Series
Five Largest Issuers.
5.4%        District of Columbia
            General Obligation
5.0%        Chicago, IL
            Board of Education
2.9%        Washington State
            Public Power Supply
2.8%        Hawaii State Dept.
            Budget & Finance
2.7%        Austin, TX Combined
            Utility Revenue
Expressed as a percentage of net assetsas of 10/31/98.

        Credit Quality.
  Expressed as a percentage of
total investments as of 10/31/98.
              (PIE CHART)
------------------------------------------------------------
-------------------
                                   3

Scott K. Diamond, Fund Manager
Prudential Municipal Bond Fund:
Intermediate Series
Performance At A Glance.

Cumulative Total Returns1                 As of 10/31/98

                       Six        One        Five
Ten                  Since
                     Months      Year       Years
Years              Inception2
Class A               4.60%      6.31%      25.75% (25.52)
N/A            76.24% (74.17)
Class B               4.45       5.95       23.21  (22.99)
84.68% (79.01)    104.99  (96.11)
Class C               4.34       5.70            N/A
N/A            23.38  (23.16)
Class Z               4.65       6.42            N/A
N/A            14.63  (14.53)
Lipper INT
Fund Avg.3            4.45       6.53          29.68
94.19              ***

Average Annual Total Returns1                   As of
9/30/98

                       One           Five           Ten
Since
                       Year          Years          Years
Inception2
Class A               3.48%      4.10% (4.06)            N/A
6.37% (6.23)
Class B               1.38       4.17  (4.13)       6.52%
(6.18)        6.73  (6.31)
Class C               5.13           N/A                 N/A
5.21  (5.16)
Class Z               6.79           N/A                 N/A
6.95  (6.90)

Distributions and Yields                      As of 10/31/98

                                               Taxable
Equivalent Yield4
         Total Dividends        30-Day              At Tax
Rates Of
        Paid for Six Mos.      SEC Yield         36%
39.6%
Class A         $0.22            3.28%             5.13%
5.43%
Class B         $0.21            3.38              5.28
5.60
Class C         $0.19            3.23              5.05
5.35
Class Z         $0.22            3.48              5.44
5.76

Past performance is not indicative of future results.
Principal and investment
return will fluctuateso that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of
5%, 4%, 3%, 2%, 1% and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. As of November 2, 1998, Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998 have a 1% CDSC if sold within one year.
Class Z shares are not subject to a sales charge or distribution fee. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 9/17/87; Class
C, 8/1/94; and
Class Z, 9/16/96.

3 Lipper average returns are for all funds in each share class for the one-, five-, and ten-year periods in the Intermediate Muni Fund category.

4 Some investors may be subject to the federal alternative minimum tax and/or state and local taxes.

***Lipper Since Inception returns are 79.04% for Class A,
118.84% for Class B,
29.95% for Class C, and 14.81% for Class Z based on all funds in each share class.

The Intermediate Series seeks to provide a high level of income that is eligible for exclusion from federal income taxes and is consistent with preservation of capital. We purchase primarily investment-grade municipal bonds with three- to 15-year maturities, and the Series will have a dollar-weighted average portfolio maturity of more than three years, but less than
10 years. The Series is structured so that the prices of its shares are less sensitive to interest rate changes than if it held only longer-term bonds.
There can be no assurance that the Series will achieve its investment objective.

     Portfolio Composition.
Sectors expressed as a percentage of
  total investments as of 10/31/98.
             (PIE CHART)
------------------------------------------------------------
-------------------
                               4

What Went Well.
A Winning Strategy.
Noncallable bonds remained more than 50% of the Series' total investments throughout the six-month period. These bonds gained nicely during the fixed-income market rally since they could not be retired prior to maturity. Some of our noncallable debt securities were zero coupon bonds, whose prices climbed rapidly since they had plenty of room to appreciate. This winning strategy enhanced the Series' returns.

Shortly after the reporting period, we sold all of our New York City general obligation bonds at a profit. For the first time in several years, both major credit rating agencies have awarded the bonds a rating in the "A" category.
We decided to take profits on the view that most of the good news about the
"Big Apple" had already been factored into the prices of its bonds.

And Not So Well.
A Bumpy Landing.
Fixed-income markets were very volatile in October. As you remember, the Bond
Buyer Revenue Bond Index plunged to 5.09% in the first week because municipal bonds rallied in sympathy with U.S. Treasuries. By the end of October, the
Index had jumped to 5.24% as newly confident investors shifted money back into riskier securities. Your Series partially erased gains realized earlier in the month. But damage to our portfolio was limited because interest rate fluctuations produce smaller changes in the prices of bonds with intermediate maturities compared with prices of longer-term bonds.

Looking Ahead.
Although the U.S. economy has demonstrated remarkable resilience amid global financial chaos, we expect U.S. interest rates to fall (and bond prices to rise) as economic growth slows in 1999 and inflation remains in check. In a recent survey by the National Association of Purchasing Management, three out of five U.S. manufacturing companies expressed concern about their business prospects next year, but three in five nonmanufacturing firms said they were satisfied with their opportunities. This mixed outlook suggests to us that the economic expansion will gradually lose steam in the new year. While such a scenario is generally positive for the bond market, we will closely monitor its impact on lower-quality municipal bonds because the difference between yields on these bonds and higher-quality tax-exempt securities could widen further.

Intermediate Series
Five Largest Issuers.
5.6%         NJ Economic
             Development Authority
4.2%         NJ Economic
             Development Authority
             NJPAC
4.0%         Wyoming Community
             Development Authority
3.7%         Suffolk County NY
3.6%         NY State Environmental
             Facilities Corp.
Expressed as a percentage of net assets as of 10/31/98.

          Credit Quality.
 Expressed as a percentage of
total investments as of 10/31/98.
           (PIE CHART)
------------------------------------------------------------
-------------------
                               5

President's Letter
December 18, 1998
Dear Shareholder:
As 1998 draws to a close, the news from the financial markets is decidedly mixed. After a series of sharp sell-offs in late summer, some stock prices began to rebound in early fall, helped by three interest rate cuts by the
Federal Reserve.

There was other good news. U.S. Treasuries and Western
European bonds
appreciated during the year as investors fled troubled Asian markets and other emerging markets. The U.S. economy remained strong with steady growth and low inflation.

The periods of uncertainty we experienced in 1998 illustrate why it is important to manage your expectations and diversify your portfolio.

Keep A Good Perspective.
Experienced mutual fund investors understand that financial markets will always rise and fall - that's what markets do. Although past performance may not be indicative of future results, stocks and bonds have, over time, consistently produced attractive returns that have kept ahead of inflation. In fact, investors who remained focused on the long term and did not sell during summer's volatility were rewarded. Stock prices, as measured by the Standard &
Poor's 500 Index, recovered strongly in November regaining lost ground and even setting a new record high.

Diversify. Diversify. Diversify.
Because asset classes seldom move in lockstep, owning a mix of stock, bond, and money market mutual funds can help lessen the effects of a market downturn over time. In fact, a well-diversified portfolio may retain or perhaps even gain value during times of uncertainty.

We're Here To Help.
How diversified is your portfolio? Your Prudential professional will be glad to review your current allocations. He or she will recommend adjustments based upon your goals, market conditions, risk tolerance, and potential investment opportunities.

Thank you for your confidence in Prudential mutual funds.
We'll continue to
do our part in keeping you informed.

Sincerely,

Brian M. Storms
President
------------------------------------------------------------
-------------------
                               6

Portfolio of Investments as of                   PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                     HIGH INCOME
SERIES
------------------------------------------------------------
-------------------

Principal

Moody's     Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--95.2%
------------------------------------------------------------
------------------------------------------------------------
------
Arizona--1.7%
Coconino Cnty. Pol. Ctrl. Corp. Rev.
   Tucson Elec. Pwr., Navajo A
B2             7.125%      10/01/32   $  5,000     $
5,579,150
   Tucson Elec. Pwr., Navajo B
B2             7.00        10/01/32      1,700
1,901,280
Pima Cnty. Ind. Dev. Auth.,
   Multifam. Mtge. Rev., La Cholla Proj.
NR             8.50         7/01/20      9,580
10,290,549
   Tuscon Elec. Pwr. Co., Ser. A
B2             6.10         9/01/25      2,000
2,019,800

--------------

19,790,779
------------------------------------------------------------
------------------------------------------------------------
------
Arkansas--0.9%
Northwest Arkansas Reg'l. Arpt. Auth.
   Rev.
NR             7.00         2/01/10      3,000
3,285,210
   Rev.
NR             7.625        2/01/27      7,000
8,038,730

--------------

11,323,940
------------------------------------------------------------
------------------------------------------------------------
------
California--10.1%
Abag Fin. Auth. For Nonprofit Corps. Ref. Amer. Baptist
   Homes., Ser. A
BBB(b)          6.20       10/01/27      3,200
3,419,840
California Hsg. Fin. Agcy. Rev., Home Mtge., Ser. G
Aa              8.15        8/01/19        795
811,989
Corona Ctfs. of Part., Vista Hosp. Sys. Inc., Ser. C
NR              8.375       7/01/11     10,000
11,337,400
Delano Ctfs. of Part., Reg'l. Med. Ctr., Ser. A
NR              9.25        1/01/22      6,710
8,318,655
Folsom Spec. Tax Dist. No. 2
NR              7.70       12/01/19      3,130 (c)
3,345,688
Long Beach Harbor Rev. Ref., Ser. A., F.G.I.C.
Aaa             6.00        5/15/19      4,000
4,537,600
Long Beach Redev. Agcy. Hsg.,
   Multifam. Hsg. Rev., Pacific Court Apts.
NR              6.95        9/01/23      6,195 (e)
3,407,250
   Multifam. Hsg. Rev., Pacific Court Apts., Issue B
NR              6.80        9/01/13      3,805 (e)
2,092,750
Los Angeles Regl. Arpts. Impvt. Corp., Cont. Air Sublease
NR              9.25        8/01/24     10,185
12,175,964
Orange Cnty. Cmnty. Loc. Trans. Auth., Reg. Linked Savrs.
   & Ribs
Aa3             6.20        2/14/11      7,000
8,176,910
Richmond Redev. Agcy. Rev., Multifam. Bridge Affordable
   Hsg.
NR              7.50        9/01/23     10,000
10,235,800
Roseville Joint Union H.S. Dist.,
   Ser. B, F.G.I.C.
Aaa           Zero          8/01/09      1,740
1,090,841
   Ser. B, F.G.I.C.
Aaa           Zero          8/01/11      1,890
1,059,553
   Ser. B, F.G.I.C.
Aaa           Zero          8/01/14      2,220
1,037,139
Sacramento City Fin. Auth. Rev., Tax Alloc., M.B.I.A.
Aaa           Zero         11/01/15      5,695
2,479,831
Sacramento Cnty. Spec. Tax Rev., Dist. No. 1
NR              8.25       12/01/20      4,500 (c)
5,015,070
San Joaquin Hills Trans. Corr. Agcy.,
   Toll Rd. Rev.
Aaa           Zero          1/01/14      8,420
4,034,106
   Toll Rd. Rev.
Aaa           Zero          1/01/25     10,000
2,711,300
San Luis Obispo Ctfs. of part., Vista Hosp. Sys., Inc.
NR              8.375       7/01/29      4,000
4,451,760

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of                   PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                     HIGH INCOME
SERIES
------------------------------------------------------------
-------------------

Principal

Moody's     Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
California (cont'd.)
Santa Margarita/Dana Point Auth., Impvt. Dist.,
   Ser. A, M.B.I.A.
Aaa             7.25%       8/01/13   $  1,990     $
2,576,931
   Ser. B, M.B.I.A.
Aaa             7.25        8/01/12      3,000
3,883,980
So. California Pub. Pwr. Auth. Trans., Cap. Apprec.
Aa3           Zero          7/01/14      8,500
3,987,010
So. San Francisco Redev. Agcy., Tax Alloc., Gateway Redev.
   Proj.
NR              7.60        9/01/18      2,375
2,589,748
So. Tahoe Joint Pwrs. Fin.
NR              8.00       10/01/01      5,795
5,813,602
Turlock Irrigation Dist. Rev., Ser. A, M.B.I.A.
Aaa             6.25        1/01/12      5,000
5,933,350
Victor Valley Union H.S. Dist.,
   Gen. Oblig., M.B.I.A.
Aaa           Zero          9/01/12      3,605
1,908,487
   Gen. Oblig., M.B.I.A.
Aaa           Zero          9/01/14      4,740
2,219,220
   Gen. Oblig., M.B.I.A.
Aaa           Zero          9/01/16      3,990
1,650,703

--------------

120,302,477
------------------------------------------------------------
------------------------------------------------------------
------
Colorado--3.5%
Denver Urban Ren. Auth. Tax,
   Inc. Rev.
NR              7.50        9/01/04      3,000
3,227,790
   Inc. Rev.
NR              7.75        9/01/16      4,000
4,478,440
Denver Co. Hlth & Hosp. Rev., Ser. A
Baa2            5.375      12/01/28      5,000
4,987,150
Lake Creek Affordable Hsg. Corp. Multifamily Rev.,
   Ser. A
NR              6.25       12/01/23     13,215
13,347,943
   Ser. B
NR              7.00       12/01/23      1,050
1,060,017
San Migual Cnty., Mountain Vlge. Met. Dist.
NR              8.10       12/01/11      3,200 (c)
3,711,474
Superior Met. Dist. No. 1, Wtr. & Swr.,
   Rev.
NR              7.50       12/01/98        855
856,855
   Rev.
NR              8.50       12/01/13      8,900
10,012,856

--------------

41,682,525
------------------------------------------------------------
------------------------------------------------------------
------
Connecticut--1.3%
Connecticut St. Dev. Auth. Mystic Marinelife Aquarium
   Proj. Rev.
NR              7.00       12/01/27      1,500
1,612,770
Connecticut St. Dev. Auth. Pollutn. Ctl. Rev.,
   Ref. Connecticut Light and Power
Ba3             5.95        9/01/28      5,000
5,019,450
Connecticut St. Dev. Auth. Swr., Netco Waterbury Ltd.
NR              9.375       6/01/16      7,600
8,901,804

--------------

15,534,024
------------------------------------------------------------
------------------------------------------------------------
------
District of Columbia--1.0%
Dist. of Columbia Ref., Ser. B., M.B.I.A.
Aaa             6.00        6/01/20      2,000
2,267,860
Dist. of Columbia Rev., Nat'l. Public Radio
NR              7.625       1/01/18      8,800
9,610,480

--------------

11,878,340

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of                   PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                     HIGH INCOME
SERIES
------------------------------------------------------------
-------------------

Principal

Moody's     Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Florida--4.2%
Bayside Impt. Cmmty. Dev. Dist. Ser. B
NR             6.375%       5/01/18   $  1,610     $
1,633,586
Crossings At Fleming Island Cmnty. Dev. Dist., Clay City
NR             8.25         5/01/16      7,710
8,561,030
Florida Hsg. Fin. Agcy., Palm Aire Proj., Multifam. Mtge.
   Rev.
NR            10.00         1/01/20      9,448 (e)
8,598,127
Florida Hsg. Fin. Corp. Rev.,
   Cypress Trace Apts., Ser. G
NR             6.60         7/01/38      4,750
4,807,237
   Westchase Apts., Ser. B
NR             6.61         7/01/38      4,000
4,051,440
No. Springs Impvt. Dist. Wtr. Mgt.,
   Ser. A
NR             8.20         5/01/24      1,935
2,145,838
   Ser. A
NR             8.30         5/01/24      1,700
1,894,174
Northern Palm Beach Cnty. Impt. Ref., Wtr. Ctl. & Impt.
   Unit Dev.
NR             6.00         8/01/10      2,990
3,073,511
Orlando Util. Comm., Wtr. & Elec. Rev., Ser. D
Aa2            6.75        10/01/17      2,000
2,450,580
Palm Beach Cnty. Hsg. Auth., Banyan Club Apts.
NR             7.75         3/01/23      4,440
4,803,370
Sarasota Hlth. Facs., Kobernick Hsg. Meadow Park Proj.
Aaa           10.00         7/01/22      6,785 (c)
8,283,060

--------------

50,301,953
------------------------------------------------------------
------------------------------------------------------------
------
Georgia--3.3%
Atlanta Arpt. Facs. Rev., M.B.I.A.
Aaa            Zero         1/01/10      2,000
1,123,540
Atlanta Urban Res. Fin. Auth., Clark Atlanta Univ. Dorm.
   Proj.
NR              9.25        6/01/10      4,255 (c)
4,709,562
Cherokee Cnty. Wtr. & Sew. Auth. Rev., M.B.I.A.
Aaa             5.20        8/01/25      3,495
3,631,480
Effingham Cnty. Dev. Auth., Ft. Howard Corp.
Baa3            7.90       10/01/05     10,000
10,575,300
Fulton Cnty. Wtr. & Swr. Rev., F.G.I.C.
Aaa             6.375       1/01/14      6,000
7,136,808
Henry Cnty. Wtr. & Swg. Auth. Rev., A.M.B.A.C.
Aaa             6.15        2/01/20      3,000
3,500,250
Rockdale Cnty. Dev. Auth., Solid Wste. Disp. Rev.
NR              7.50        1/01/26      8,100
8,702,883

--------------

39,379,823
------------------------------------------------------------
------------------------------------------------------------
------
Hawaii--0.6%
Hawaii Cnty. Impvt. Dist. No. 17
NR              9.50        8/01/11      6,320
6,818,206
------------------------------------------------------------
------------------------------------------------------------
------
Illinois--9.0%
Chicago Brd. Edl., Lease Ctfs., Ser. A, M.B.I.A.
Aaa             6.00        1/01/20     10,000 (f)
11,395,500
Chicago O'Hare Int'l. Arpt.,
   Amer. Airlines Proj., Ser. B
Baa2            8.20       12/01/24      1,000
1,186,690
   United Airlines, Ser. B
Baa2            8.45        5/01/07      6,000
6,430,140
   United Airlines, Ser. B
Baa2            8.50        5/01/18      6,500
6,970,665
   United Airlines, Ser. B
Baa2            8.85        5/01/18      2,645
2,926,957
   United Airlines, Ser. B
Baa2            8.95        5/01/18      2,275
2,518,084
Chicago Pub. Bldg. Comm. Rev., Ser. A, M.B.I.A.
Aaa             7.00        1/01/20      6,530 (f)
8,333,782
Chicago Wtr. Rev., F.G.I.C.
Aaa             6.50       11/01/15      3,005
3,605,880

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of                   PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                     HIGH INCOME
SERIES
------------------------------------------------------------
-------------------

Principal

Moody's     Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Illinois (cont'd.)
Hennepin Ind. Dev. Rev., Exolon-Esk Co. Proj.
NR             8.875%       1/01/18   $  8,000     $
8,981,920
Illinois Reg'l. Trans. Auth. Ref., F.G.I.C.
Aaa            6.00         6/01/14      3,530
4,037,120
Illinois St. Hlth. Facs. Auth. Rev.,
   Adventist Living Ctr.
NR            11.00        12/01/15      2,245 (e)
202,010
   Beacon Hill Proj., Ser. A
NR             9.00         8/15/19      7,021
7,328,590
   Midwest Physician Group Ltd. Proj.
BBB-(b)        8.10        11/15/14      3,010
3,708,380
   Midwest Physician Group Ltd. Proj.
BBB-(b)        8.125       11/15/19      3,285
4,051,522
Illinois, Ser. K, A.M.B.A.C.
Aaa            6.25         1/01/13      5,000
5,845,850
Kane And De Kalb Cntys. Sch.,
   Dist. No. 301, Cap. Apprec. A.M.B.A.C.
Aaa            Zero        12/01/11      3,360
1,822,430
   Dist. No. 301, Cap. Apprec. A.M.B.A.C.
Aaa            Zero        12/01/13      4,065
1,955,468
Metropolitan Pier & Exposition Auth. Dedicated St. Tax
   Rev., F.G.I.C.
Aaa             5.50        6/15/29      7,000
7,592,830
Vlge. of Robbins, Cook Cnty. Robbins Res. Rec.
NR              8.375      10/15/16     18,000
14,220,000
Winnebago Cnty. Hsg. Auth., Park Tower Assoc., Sec. 8
NR              8.125       1/01/11      3,864
4,179,004

--------------

107,292,822
------------------------------------------------------------
------------------------------------------------------------
------
Indiana--2.3%
Bluffton Econ. Dev. Rev., Kroger Co. Proj.
Baa3            7.85        8/01/15      7,500
8,451,300
Indiana Transn. Fin. Auth. Hwy. Rev., Ser. A
Aa2             5.50       12/01/22      3,990
4,296,592
Indianapolis Int'l. Arpt. Auth. Rev., Federal Express
   Corp. Proj.
Baa2            7.10        1/15/17      6,000
6,689,880
Wabash Econ. Dev. Rev. Bonds, Connell Ltd.
NR              8.50       11/24/17      7,250
8,007,842

--------------

27,445,614
------------------------------------------------------------
------------------------------------------------------------
------
Iowa--2.6%
City of Cedar Rapids Rev.,
   1st Mtge., Cottage Grove Place Proj.
Aaa             9.00        7/01/18      9,375
12,142,032
   1st Mtge., Cottage Grove Place Proj.
Aaa             9.00        7/01/25      4,435
5,743,990
Iowa St. Fin. Auth., Hlth. Care Facs. Rev., Mercy Hlth.
   Initiatives Proj.
NR              9.25        7/01/25     10,000
13,516,600

--------------

31,402,622
------------------------------------------------------------
------------------------------------------------------------
------
Kentucky--0.9%
Kentucky St. Tpke. Auth. Rev., F.G.I.C.
Aaa           Zero          1/01/10      8,250
5,029,613
Owensboro Elec. Lt. & Pwr. Rev.,
   Ser. B, A.M.B.A.C.
Aaa           Zero          1/01/14      5,000 (f)
2,420,500
   Ser. B, A.M.B.A.C.
Aaa           Zero          1/01/16      6,650
2,867,413

--------------

10,317,526

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of                   PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                     HIGH INCOME
SERIES
------------------------------------------------------------
-------------------

Principal

Moody's     Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Louisiana--2.9%
Hodge Util. Rev., Stone Container Corp.
NR              9.00%       3/01/10   $  7,000     $
7,441,700
New Orleans Home Mtge. Auth. Rev., Sngl. Fam. Mtge., Ser.
   A, G.N.M.A.
Aaa             8.60       12/01/19      1,670 (f)
1,722,271
New Orleans Ind. Dev. Rev.
BBB(b)          8.75       10/01/19      3,600
4,321,620
New Orleans, Gen Oblig., Cap. Apprec., A.M.B.A.C.
Aaa           Zero          9/01/18      3,090
1,105,417
St. Charles Parish Poll. Ctrl. Rev.,
   Pwr. & Lt. Co.
Baa3            8.25        6/01/14     10,000
10,491,100
   Pwr. & Lt. Co., Ser. 1989
Baa3            8.00       12/01/14      3,500
3,728,970
West Feliciana Parish Poll. Ctrl. Rev., Gulf St. Util. Co.
   Proj.
NR              9.00        5/01/15      5,250
5,721,135

--------------

34,532,213
------------------------------------------------------------
------------------------------------------------------------
------
Maryland--1.6%
Anne Arundel Cnty. 1st Mtge. Rev., Pleasant Living Conv.
NR              8.50        7/01/13      3,130
3,383,906
Northeast Wste. Disp. Auth.,
   Sludge Comp. Fac.
NR              7.25        7/01/07      3,769
4,172,547
   Sludge Comp. Fac.
NR              8.50        7/01/07      2,995
3,293,661
Washington Sub. San. Dist.
   Ref., Gen. Const.
Aa1             6.00        6/01/18      3,705
4,249,857
   Ref., Gen. Const.
Aa1             6.00        6/01/19      3,940
4,525,681

--------------

19,625,652
------------------------------------------------------------
------------------------------------------------------------
------
Massachusetts--4.5%
Boston Ind. Dev. Fin. Auth. Ind. Rev.,
   First Mtge. Springhouse Proj.
NR              9.25        7/01/15      8,000
10,259,280
   First Mtge. Springhouse Proj.
NR              6.00        7/01/28      4,000
4,073,560
Mass. Bay Trans. Auth., Gen. Trans. Sys., Ser. A, F.G.I.C.
Aaa             7.00        3/01/21      7,500 (f)
9,575,325
Mass. St. Coll. Bldg. Proj. and Ref. Bonds
A1              7.50        5/01/14      1,750 (f)
2,279,270
Mass. St. Hlth. & Edl. Facs. Auth. Rev.,
   Cardinal Cushing Gen. Hosp.
NR              8.875       7/01/18      7,500
7,860,825
   St. Josephs Hosp., Ser. C
NR              9.50       10/01/20      5,610 (c)
6,043,877
Mass. St. Ind. Fin. Agcy. Cont. Res., Ser. A
NR              9.50        2/01/00      1,100
1,123,254
Massachusetts St. Indl. Fin. Agcy.
   Ref., Chestnut Knoll Proj. A.
NR              5.50        2/15/18      1,250
1,244,738
   Ref., Chestnut Knoll Proj. A.
NR              5.625       2/15/25      1,250
1,247,325
Massachusetts St. Wtr. Res. Auth., Ser. A., F.S.A.
Aaa             5.50        8/01/14      3,250
3,548,220
Randolph Hsg. Auth., Multifam. Hsg., Liberty Place Proj.
   A, Ser. A
NR              9.00       12/01/21      5,850
6,084,175

--------------

53,339,849

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of                   PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                     HIGH INCOME
SERIES
------------------------------------------------------------
-------------------

Principal

Moody's     Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Michigan--4.6%
Dexter Cmnty. Schs., F.G.I.C.
Aaa             5.10%       5/01/18   $  2,250     $
2,320,425
Grand Rapids Dev. Auth.
   Cap. Apprec., M.B.I.A.
Aaa           Zero          6/01/10      3,000
1,787,370
   Cap. Apprec., M.B.I.A.
Aaa           Zero          6/01/11      3,160
1,778,385
   Cap. Apprec., M.B.I.A.
Aaa           Zero          6/01/12      3,000
1,595,910
Gratiot Cnty. Econ. Dev. Corp., Danley Die Proj. Connell
   L.P.
NR              7.625       4/01/07      3,200
3,485,920
Holland Sch. Dist., Cap. Apprec., A.M.B.A.C.
Aaa           Zero          5/01/17      2,950
1,176,608
Lowell Area Sch., F.G.I.C.
Aaa           Zero          5/01/14      5,000
2,367,850
Michigan St. Hosp. Fin. Auth. Rev., Saratoga Cmnty. Hosp.
NR              8.75        6/01/10      6,065 (c)
7,040,737
Michigan St. Strategic Fd. Res. Recovery Ltd. Oblig. Rev.,
   Central Wayne Energy Rec. A
NR              6.90        7/01/19      1,500
1,510,680
   Central Wayne Energy Rec. A
NR              7.00        7/01/27      3,500
3,524,780
Michigan Strategic Fund, Great Lakes Pulp & Fiber Proj.
NR              8.00       12/01/27     12,537
10,405,730
Michigan Strategic Fund, Solid Wste. Disp., Gennese Pwr.
   Station
NR              7.50        1/01/21     10,000
10,858,800
Wayne Cnty. Bldg. Auth., Ser. A
Baa2            8.00        3/01/17      3,500 (c)
4,017,160
West Ottawa Sch. Dist.,
   F.G.I.C.
Aaa           Zero          5/01/15      4,825
2,159,959
   F.G.I.C.
Aaa           Zero          5/01/18      3,000
1,132,080

--------------

55,162,394
------------------------------------------------------------
------------------------------------------------------------
------
Minnesota--0.3%
Minneapolis St. Paul Hsg. Fin. Brd., Multifam. Mtge. Rev.,
   Riverside Plaza, G.N.M.A.
AAA(b)          8.25       12/20/30      4,000 (f)
4,095,400
------------------------------------------------------------
------------------------------------------------------------
------
Mississipi--1.4%
Claiborne Cnty. Poll. Ctrl. Rev., Mid. So. Engy. Sys.,
   Ser. A
Ba1             9.50       12/01/13     10,350
10,699,416
Mississippi Bus. Fin. Corp. Pollutn. Ctl. Rev., Sys. Engy.
   Res., Inc.
Ba1             5.875       4/01/22      6,500
6,484,075

--------------

17,183,491
------------------------------------------------------------
------------------------------------------------------------
------
Missouri--2.3%
Bridgeton Ind. Dev. Auth. SR. Hsg. Rev., Sarah Cmnty.
   Proj.
NR              5.90        5/01/28      4,250
4,273,120
Sikeston Elec. Rev. Ref., M.B.I.A.
Aaa             6.00        6/01/15      9,250
10,589,400
St. Louis Cnty. Ind. Dev. Auth. Rev.,
   Soemm Proj.
NR             10.25        7/01/08      1,475
1,480,414
   Soemm Proj.
NR             10.25        7/01/08        560
562,055
St. Louis Cnty. Reg. Conv. & Sports Comp., Ser. C
Aaa             7.90        8/15/21      8,820 (c)
10,384,756

--------------

27,289,745

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Portfolio of Investments as of                   PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                     HIGH INCOME
SERIES
------------------------------------------------------------
-------------------

Principal

Moody's     Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Nebraska--0.5%
Kearney Ind. Dev. Rev.,
   Cap. Apprec. Great Platte Rvr. Rd.
NR             Zero         1/01/17   $  4,000     $
2,352,480
   Great Platte Rvr. Rd.
NR             6.75%        1/01/28      3,500
3,370,745

--------------

5,723,225
------------------------------------------------------------
------------------------------------------------------------
------
Nevada--0.3%
Clark Cnty. Ind. Dev. Rev., Ref. Pwr. Co., Ser. B
BBB-(b)         5.90       10/01/30      3,500
3,555,790
------------------------------------------------------------
------------------------------------------------------------
------
New Hampshire--1.6%
New Hampshire Higher Edl. & Hlth. Facs. Auth. Rev.,
   Antioch College
NR              7.875      12/01/22      5,335
5,960,956
   Havenwood/Heritage Heights
NR              9.75       12/01/19      7,495 (c)
8,240,977
New Hampshire St. Bus. Pollutn. Ref., Pub. Svc. Co.
Ba3             6.00        5/01/21      5,000
5,090,400

--------------

19,292,333
------------------------------------------------------------
------------------------------------------------------------
------
New Jersey--6.9%
New Jersey Econ. Dev. Auth. Rev.,
   Cap. Apprec. Kaplowski Rd., Ser. A
NR            Zero          4/01/13      1,740
691,789
   Kaplowski Rd., Ser. A
NR              6.375       4/01/31      7,000
6,882,750
New Jersey Econ. Dev. Corp. Rev., Ref. Newark Arpt.
   Marriot Hotel
NR              7.00       10/01/14      3,800
4,203,826
New Jersey Hlthcare Facs., Fin. Auth. Rev.
NR              8.00        7/01/27      5,000
5,509,300
New Jersey St. Econ. Dev. Auth. Rev.,
NR              5.875      12/01/27      1,000
997,860
   Leisure Park Proj. Ser. A, 1st Mtge., Fellowship Vlge.,
      Proj. A
Aaa             9.25        1/01/25     11,500 (c)
14,906,875
New Jersey St. Edl. Facs. Auth. Rev., Felician College Of
   Lodi,
   Ser. D.
NR              7.375      11/01/22      4,000
4,368,760
New Jersey St. Ref., Ser. E
Aa1             6.00        7/15/10     10,000 (f)
11,560,300
New Jersey St. Tpke. Auth. Rev., Ser. C, M.B.I.A.
Aaa             6.50        1/01/16     11,000
13,198,240
New Jersey St. Trans. Trust Fund Auth., Trans. Sys.,
   M.B.I.A.
Aaa             6.50        6/15/11     14,500 (f)
17,424,650
Union County New Jersey Utilities Authority Solid Waste
   Revenue
Aaa             5.00        6/01/23      2,000
1,950,180

--------------

81,694,530
------------------------------------------------------------
------------------------------------------------------------
------
New Mexico--0.4%
Farmington Pollutn. Ctrl. Rev.,
   Ref., Pub. Svc. Co. A
Ba1             5.80        4/01/22      1,500
1,533,330
   Ref., Pub. Svc. Co. B
Ba1             5.80        4/01/22      3,000
3,066,660

--------------

4,599,990

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Portfolio of Investments as of                   PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                     HIGH INCOME
SERIES
------------------------------------------------------------
-------------------

Principal

Moody's     Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
New York--3.9%
Met. Trans. Auth. Facs. Rev., Ser. N, F.G.I.C.
Aaa            Zero         7/01/13   $  8,340 (f) $
4,182,760
New York City Ind. Dev. Agcy.,
   Bklyn. Navy Yard Cogen Partners
Baa3           6.20%       10/01/22      8,175
9,070,571
   Mesorah Pub. Ltd.
NR             10.25        3/01/19      1,848
1,927,760
   Visy Paper Inc. Proj.
NR              7.95        1/01/28      4,000
4,513,440
New York Ind. Dev. Agcy. Rev.,
   Ref. Laguardia Assoc. L.P. Proj.
NR              6.00       11/01/28      4,000
4,001,360
   Prerefunded, Ser. I
A3              6.25        4/15/27      1,415 (c)
1,641,711
   Unrefunded Balance, Ser. I
A3              6.25        4/15/27      1,585
1,741,043
New York St. Dorm. Auth. Rev.,
   Colgate Univ., M.B.I.A.
Aaa             6.00        7/01/21      3,350
3,865,900
   Memorial Sloan Kettering Cancer Ctr. M.B.I.A.
Aaa             5.75        7/01/20      5,000
5,584,600
Port Auth. of New York & New Jersey, USAir LaGuardia Arpt.
B3              9.125      12/01/15      4,000
4,420,760
Rockland Cnty. Ind. Dev. Agcy. Rev.,
   Dominican Coll. Proj.
NR              5.90        5/01/10      2,090
2,133,744
   Dominican Coll. Proj.
NR              6.25        5/01/28      3,000
3,012,450

--------------

46,096,099
------------------------------------------------------------
------------------------------------------------------------
------
North Dakota--1.1%
Mercer Cnty., Antelope Valley Station, A.M.B.A.C
Aaa             7.20        6/30/13     10,000 (f)
12,561,200
------------------------------------------------------------
------------------------------------------------------------
------
Ohio--3.7%
Cleveland Pub. Pwr. Sys. Rev.,
   1st Mtge., M.B.I.A.
Aaa           Zero         11/15/12      1,000
520,830
   1st Mtge., M.B.I.A.
Aaa           Zero         11/15/13      1,500
734,910
   1st Mtge., Ser. A, M.B.I.A.
Aaa           Zero         11/15/09      3,000
1,851,300
Mahoning Valley San. Dist. Wtr. Rev.
NR              7.75        5/15/19      8,000
8,886,880
Montgomery Cnty. Hlthcare. Facs. Rev., Friendship Vlge.
   Dayton, Proj. B
NR              9.25        2/01/16      4,500 (c)
4,896,225
Ohio St. Air Quality Dev. Auth. Ref., Amt. Coll. Poll.
   Ctrl., Ser. A
Ba1             6.10        8/01/20      3,000
3,064,920
Ohio St. Solid Wste. Rev.,
   Cscltd. Proj.
NR              8.50        8/01/22      7,000
7,376,950
   Rep. Eng. Steels Inc.
NR              9.00        6/01/21      2,250
2,434,072
Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Facs., 1st Mtge.,
   Toledo Edison
Ba1             8.00       10/01/23      5,500
6,297,720
Stark Cnty. Hlthcare. Facs. Rev., Rose Lane Inc. Proj.
NR              9.00       12/01/23      6,135
7,476,725

--------------

43,540,532

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

Portfolio of Investments as of                   PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                     HIGH INCOME
SERIES
------------------------------------------------------------
-------------------

Principal

Moody's     Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Oklahoma--1.6%
Grand River Dam Auth. Rev., A.M.B.A.C.
Aaa             6.25%       6/01/11   $ 12,000 (f) $
14,114,760
Tulsa Ind. Dev. Auth., Univ. Tulsa, Ser. A, M.B.I.A.
Aaa             6.00       10/01/16      4,250
4,836,033

--------------

18,950,793
------------------------------------------------------------
------------------------------------------------------------
------
Pennsylvania--3.8%
Allegheny Cnty. Hosp. Rev., West Penn. Hosp. Hlth. Ctr.
NR              8.50        1/01/20      2,800
2,979,004
Berks Cnty. Mun. Auth. Rev.,
   Adventist Living Ctrs. Proj.
NR             11.00       12/01/15        367 (e)
33,072
   Alvernia Coll. Proj.
NR              7.75       11/15/16      5,240
5,840,975
Dauphin Cnty. Gen. Auth. Hosp. Rev., NW Med. Ctr. Proj.
BBB-(b)         8.625      10/15/13      6,370
7,646,484
Philadelphia Auth., Ind. Dev. Rev.
NR              7.75       12/01/17      5,000
5,635,650
Philadelphia Hosps. & Higher Ed. Facs. Auth. Rev.,
   Grad. Hlth. Sys.
Ca              7.00        7/01/05      2,500 (e)
950,000
   Grad. Hlth. Sys.
Ca              7.25        7/01/18      3,435 (e)
1,305,300
   Grad. Hlth. Sys., Ser. A
Ca              6.25        7/01/13      3,050 (e)
1,159,000
Philadelphia Wtr. & Wstewtr. Auth. Rev.,
   M.B.I.A.
Aaa             6.25        8/01/10      2,500
2,903,200
   M.B.I.A.
Aaa             6.25        8/01/12      3,000
3,503,460
Somerset Cnty. Hosp. Auth. Rev.,
   Hlthcare 1st Mtge.
NR              8.40        6/01/09      2,185
2,462,036
   Hlthcare 1st Mtge.
NR              8.50        6/01/24      8,805
9,931,248
Wilkes Barre Gen. Mun. Auth. Coll. Rev., Misericordia
   Coll.,
   Ser. A
NR              7.75       12/01/12      1,245
1,369,973

--------------

45,719,402
------------------------------------------------------------
------------------------------------------------------------
------
Rhode Island--1.0%
Rhode Island Redev. Agcy., Ser. A
NR              8.00        9/01/24     10,430
11,483,430
------------------------------------------------------------
------------------------------------------------------------
------
South Carolina--0.4%
So. Carolina St. Hsg. Fin. & Dev. Auth., Homeownership
   Mtge.
Aa2             7.75        7/01/22      4,345
4,559,686
------------------------------------------------------------
------------------------------------------------------------
------
South Dakota--0.7%
Education Lns. Inc. Student Loan Rev.
A2              5.60        6/01/20      3,300
3,358,410
So. Dakota Econ. Dev. Fin. Auth., Dakota Park
NR             10.25        1/01/19      4,930
5,127,594

--------------

8,486,004
------------------------------------------------------------
------------------------------------------------------------
------
Tennessee--0.7%
Rutherford Cnty. Hlth. & Edl. Facs., Brd. 1st Mtge. Rev.
NR              9.50       12/01/19      7,300
8,549,030

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

Portfolio of Investments as of                   PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                     HIGH INCOME
SERIES
------------------------------------------------------------
-------------------

Principal

Moody's     Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Texas--3.2%
Austin Rev., Ref. Sub. Lien, M.B.I.A.
Aaa             5.25%       5/15/25   $  5,000     $
5,250,550
Beaumont Hsg. Fin. Corp., Sngl. Fam. Mtge. Rev.
A               9.20        3/01/12      1,295
1,442,863
Houston Wtr. & Swr. Sys. Rev., Ser. C, A.M.B.A.C.
Aaa           Zero         12/01/10      5,000
2,899,400
Keller Ind. Sch. Dist., Cap. Apprec. Ref., Ser. A,
   P.S.F.G.
Aaa           Zero          8/15/17      4,075
1,590,432
New Braunfels Ind. Sch. Dist.,
   Cap. Apprec., P.S.F.G.
Aaa           Zero          2/01/08      2,365
1,586,749
   Cap. Apprec., P.S.F.G.
Aaa           Zero          2/01/09      2,365
1,504,613
   Cap. Apprec., P.S.F.G.
Aaa           Zero          2/01/12      2,365
1,271,164
Round Rock Ind. Sch. Dist., Gen. Oblig., M.B.I.A.
Aaa           Zero          8/15/11      4,385
2,432,535
San Antonio Elec. & Gas Rev.,
   F.G.I.C.
Aaa           Zero          2/01/09      5,000
3,181,000
   F.G.I.C., Ser. B
Aaa           Zero          2/01/12      7,500
4,031,175
Tarrant Cnty. Hlth. Facs. Dev. Corp. Rev., Foundation
   Proj.
NR             10.25        9/01/19      5,000
5,267,050
Texas Mun. Pwr. Agcy. Rev., M.B.I.A.
Aaa           Zero          9/01/15     16,300
7,132,391

--------------

37,589,922
------------------------------------------------------------
------------------------------------------------------------
------
Utah--0.5%
Carbon Cnty. Solid Wste. Disp. Rev. Ref., Laidlaw
   Environmental, Ser. A
NR              7.45        7/01/17      1,500
1,656,915
Tooele Cnty Poll. Ctrl. Rev. Ref., Laidlaw Environmental,
   Ser. A
NR              7.55        7/01/27      4,000
4,440,800

--------------

6,097,715
------------------------------------------------------------
------------------------------------------------------------
------
Virginia--1.9%
Loudoun Cnty. Ind. Dev. Auth., Rev.
NR              7.125       9/01/15      2,000
2,215,560
Norfolk Redev. & Hsg. Auth., Multifam. Rental Hsg. Fac.
   Rev.
NR              8.00        9/01/26      6,000
6,236,940
Pittsylvania Cnty. Ind. Dev. Auth. Rev. Multitrade
NR              7.55        1/01/19      9,000
9,943,470
Pocahontas Pkwy. Assoc. Toll Rd. Rev.,
   Cap. Apprec., Ser. B
Baa3          Zero          8/15/16      7,000
2,558,990
   Cap. Apprec., Ser. C
Ba1           Zero          8/15/16      3,300
1,134,936

--------------

22,089,896
------------------------------------------------------------
------------------------------------------------------------
------
Washington--2.5%
Bellevue Conv. Ctr. Auth.,
   King City, Oblig. Rev., M.B.I.A.
Aaa           Zero          2/01/10        870
520,939
   King City, Oblig. Rev., M.B.I.A.
Aaa           Zero          2/01/11      1,200
678,348
   King City, Oblig. Rev., M.B.I.A.
Aaa           Zero          2/01/12      1,300
694,226
   King City, Oblig. Rev., M.B.I.A.
Aaa           Zero          2/01/14      1,385
655,022

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     16

Portfolio of Investments as of                   PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                     HIGH INCOME
SERIES
------------------------------------------------------------
-------------------

Principal

Moody's     Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Washington (cont'd.)
Chelan Cnty. Pub. Util., Dist. No. 1, Columbia River Rock,
   Hydro Elec. Sys. Rev. M.B.I.A.
Aaa            Zero         6/01/15   $  7,585     $
3,332,849
Thurston Cnty. Sch. Dist. 333,
   F.G.I.C.
Aaa            Zero        12/01/12      6,830
3,506,249
   F.G.I.C., Ser. B
Aaa           Zero         12/01/11      6,415
3,488,348
Washington St. Ref., Ser R, 97A
Aa1           Zero          7/01/16      7,000
2,914,940
Washington St. Pub. Pwr. Supply Sys. Rev.,
   Nuclear Proj. No. 1, Ser. B
Aa1             7.25%       7/01/09      5,000
6,016,800
   Nuclear Proj. No. 3, M.B.I.A.
Aaa           Zero          7/01/17      5,000
1,931,550
   Nuclear Proj. No. 3, Ser. B, M.B.I.A.
Aaa             7.125       7/01/16      5,000
6,284,150

--------------

30,023,421
------------------------------------------------------------
------------------------------------------------------------
------
West Virginia--0.9%
So. Charleston Ind. Dev. Rev., Union Carbide Chem. &
   Plastics Co.
Baa2            8.00        8/01/20      2,450
2,614,518
Weirton Poll. Ctrl. Rev., Weirton Steel Proj.
B2              8.625      11/01/14      4,000
4,182,400
West Virginia St. Pkwys. Econ. Dev. & Tourism Auth.,
   F.G.I.C.
Aaa             7.626       5/16/19      3,250 (d)
3,684,687

--------------

10,481,605
------------------------------------------------------------
------------------------------------------------------------
------
Wisconsin--0.6%
Oconto Falls Cmnty. Dev. Auth. Dev. Rev., Oconto Falls
   Tissue, Inc. Proj.
NR              7.75       12/01/22      4,000
4,311,600
Southeast Prof. Baseball Pk. Dist. Sales Tax Rev., Ser. A
Aaa             5.50       12/15/26      2,500
2,715,425

--------------

7,027,025

--------------
Total long-term investments (cost $1,045,612,858)
1,132,821,023

--------------
SHORT-TERM INVESTMENTS--4.1%
------------------------------------------------------------
------------------------------------------------------------
------
Alabama--0.4%
Decatur Ind. Dev. Brd. Solid Waste Disp. Rev., F.R.D.D.
VMIG1           3.80       11/02/98      1,600
1,600,000
Mcintosh Ind. Dev. Brd. Environmental Impt. Rev., F.R.D.D.
AA-(b)          3.85       11/02/98      3,200
3,200,000

--------------

4,800,000
------------------------------------------------------------
------------------------------------------------------------
------
District of Columbia
Dist. of Columbia, Gen. Oblig., Ser. 92A-4, F.R.D.D.
VMIG1           3.80       11/02/98        600
600,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     17

Portfolio of Investments as of                   PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                     HIGH INCOME
SERIES
------------------------------------------------------------
-------------------

Principal

Moody's     Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Florida--0.2%
Florida St. Brd. Edu. Cap. Outlay Mun. Sec. Trust Rcpts.,
   Ser. SGA 67, F.R.D.D.
NR              3.75%      11/02/98   $  1,800     $
1,800,000
------------------------------------------------------------
------------------------------------------------------------
------
Illinois--0.4%
Madison Cnty. Enviromental Impt. Rev. Var. Shell Wood Rvr.
   Refining, F.R.D.D.
VMIG1           3.80       11/02/98      4,430
4,430,000
------------------------------------------------------------
------------------------------------------------------------
------
Louisiana--0.2%
Plaquemines Parish Environmental Rev. Adj., Ref. BP.
   Exploration & Oil, F.R.D.D., A.M.T.
P-1             3.85       11/02/98        300
300,000
West Baton Rouge Parish Ind. Dist. No. 3 Rev.,
   Dow Chemical Co. Proj., Ser. 94A, F.R.D.D., A.M.T.
P-1             3.85       11/02/98        400
400,000
   Dow Chemical Co. Proj., Ser. 95, F.R.D.D., A.M.T.
P-1             3.85       11/02/98      1,300
1,300,000

--------------

2,000,000
------------------------------------------------------------
------------------------------------------------------------
------
Nevada--0.2%
Washoe Cnty. Wtr. Facs. Rev., Sierra Pac. Pwr. Co. Proj.,
   Ser. 90, F.R.D.D.
P-1             3.85       11/02/98      2,200
2,200,000
------------------------------------------------------------
------------------------------------------------------------
------
New York--0.5%
New York St. Engy. Resh. & Dev. Auth. Pollutn. Ctrl. Rev.,
   F.R.D.D.
VMIG1           3.70       11/02/98      6,500
6,500,000
------------------------------------------------------------
------------------------------------------------------------
------
Ohio--0.1%
Ohio St. Solid Wste. Rev. Exploration Oil Proj., F.R.D.D.
VMIG1           3.80       11/02/98      1,200
1,200,000
------------------------------------------------------------
------------------------------------------------------------
------
Texas--2.1%
Brazos River Harbor Nav. Dist. Brazoria Cnty. Rev., Dow
   Chemical Co. Proj., Ser. 96, F.R.D.D.
A-1(b)          3.85       11/02/98      3,600
3,600,000
Brazos River Harbor Nav. Dist. Rev.,
   Dow Chemical Co., Ser. 92A, F.R.D.D., A.M.T.
P-1             3.85       11/02/98      6,100
6,100,000
   Dow Chemical Co., Ser. 93, F.R.D.D.
A1              3.85       11/02/98      3,900
3,900,000
   Dow Chemical Co., Ser. 97, F.R.D.D.
P-1             3.85       11/02/98      6,800
6,800,000
Brazos Rvr. Auth. Pollutn. Ctl. Rev. Utils. Elec. Co.,
   Ser. 96A, F.R.D.D.
VMIG1           3.85       11/02/98      1,500
1,500,000
Gulf Coast Ind. Dev. Auth. Solid Wste. Rev., Citgo
   Petroleum,
   Ser. 95, F.R.D.D.
VMIG1           3.85       11/02/98      1,700
1,700,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     18

Portfolio of Investments as of                   PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                     HIGH INCOME
SERIES
------------------------------------------------------------
-------------------

Principal

Moody's     Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Texas (cont'd.)
Gulf Coast Wste. Disp. Auth. Pollutn. Ctl. Rev., Amoco
   Corp., Ser. 93, F.R.D.D.
VMIG1           3.80%      11/02/98   $  1,400     $
1,400,000
West Side Calhoun Cnty. Nav. Dist., Swr. & Solid Wste.
   Disp. Rev., F.R.D.D.
Aa2             3.85       11/02/98        100
100,000

--------------

25,100,000

--------------

Expiration
OUTSTANDING CALL OPTION PURCHASED(h)
Date      Contracts

----------   ---------
U.S. Treasury Bonds Future, Nov. 98 @ $126.00
   (cost $302,314)
11/21/98        400            143,750

--------------
Total short-term investments (cost $48,932,314)
48,773,750

--------------
------------------------------------------------------------
------------------------------------------------------------
------
Total Investments--99.3%
(cost $1,094,545,172; Note 4)
1,181,594,773
Other assets in excess of liabilities--0.7%
8,246,490

--------------
Net Assets--100%
$1,189,841,263

--------------

--------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation
    A.M.T.--Alternative Minimum Tax
    F.G.I.C.--Financial Guaranty Insurance Company
    F.R.D.D.--Floating Rate (Daily) Demand Note (g)
    F.S.A.--Financial Security Assurance
    G.N.M.A.--Government National Mortgage Association
    M.B.I.A.--Municipal Bond Insurance Association
    P.S.F.G.--Public School Fund Guaranty
(b) Standard & Poor's Rating.
(c) Prerefunded issues are secured by escrowed cash and
direct U.S. guaranteed
obligations.
(d) Inverse floating rate bond. The coupon is inversely
indexed to a floating
interest rate. The rate shown is the rate at period end.
(e) Issuer in default of interest payment. Non-income
producing security.
(f) All or partial principal amount pledged as initial
margin on financial
futures contracts.
(g) The maturity date shown is the later of the next date on which the security
    can be redeemed at par or the next date on which the
rate of interest is
    adjusted.
(h) Non-income producing security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Prospectus contains a description of
Moody's and Standard &
Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     19

Statement of Assets and Liabilities          PRUDENTIAL
MUNICIPAL BOND FUND
(Unaudited)                                  HIGH INCOME
SERIES
------------------------------------------------------------
--------------------

Assets
October 31, 1998
Investments, at value (cost
$1,094,545,172).............................................
 ..................       $1,181,594,773
Interest
receivable..................................................
 .....................................           21,904,060
Receivable for investments
sold........................................................
 ...................            4,987,643
Receivable for Series shares
sold........................................................
 .................            3,273,561
Other
assets......................................................
 ........................................
29,717

----------------
   Total
assets......................................................
 .....................................        1,211,789,754

----------------
Liabilities
Bank
overdraft...................................................
 .........................................
33,573
Payable for investments
purchased...................................................
 ......................           16,742,990
Payable for Series shares
reacquired..................................................
 ....................            2,243,443
Dividends
payable.....................................................
 ....................................            1,902,101
Management fee
payable.....................................................
 ...............................              447,144
Distribution fee
payable.....................................................
 .............................              341,917
Accrued
expenses....................................................
 ......................................              122,386
Due to broker - variation
margin......................................................
 ....................              114,937

----------------
   Total
liabilities.................................................
 .....................................           21,948,491

----------------
Net
Assets......................................................
 ..........................................
$1,189,841,263

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........       $    1,043,907
   Paid-in capital in excess of
par.........................................................
 ..............        1,123,109,923

----------------

1,124,153,830
   Accumulated net realized loss on
investments.................................................
 ..........          (21,205,918)
   Net unrealized appreciation of
investments.................................................
 ............           86,893,351

----------------
Net assets, October 31,
1998........................................................
 ......................       $1,189,841,263

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($477,789,056 / 41,916,510 shares of beneficial
interest issued and outstanding)....................
$11.40
   Maximum sales charge (3% of offering
price)......................................................
 ......                  .35

----------------
   Maximum offering price to
public......................................................
 .................               $11.75

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($672,070,166 / 58,965,321 shares of beneficial
interest issued and outstanding)....................
$11.40

----------------

----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($25,771,187 / 2,261,054 shares of beneficial interest
issued and outstanding)......................
$11.40

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($14,210,854 / 1,247,786 shares of beneficial interest
issued and outstanding)......................
$11.39

----------------

----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     20

PRUDENTIAL MUNICIPAL BOND FUND
HIGH INCOME SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Income                         October 31,
1998
Income
   Interest................................     $ 37,187,529
                                              --------------
--
Expenses
   Management fee..........................        2,876,344
   Distribution fee--Class A...............          227,289
   Distribution fee--Class B...............        1,689,479
   Distribution fee--Class C...............           87,579
   Transfer agent's fees and expenses......          224,000
   Custodian's fees and expenses...........           62,000
   Reports to shareholders.................           31,000
   Registration fees.......................           19,000
   Insurance expense.......................            8,000
   Trustees' fees and expenses.............            8,000
   Audit fees and expenses.................            7,500
   Legal fees and expenses.................            1,000
   Miscellaneous...........................            4,442
                                              --------------
--
      Total expenses.......................        5,245,633
   Less: Management fee waiver.............
(291,588)
      Custodian fee credit.................
(2,363)
                                              --------------
--
      Net expenses.........................        4,951,682
                                              --------------
--
Net investment income......................       32,235,847
                                              --------------
--
Realized and Unrealized
Gain on Investments
Net realized gain on:
   Investment transactions.................        3,578,402
   Financial futures contract
      transactions.........................          153,781
                                              --------------
--
                                                   3,732,183
                                              --------------
--
Net change in unrealized appreciation of:
   Investments.............................        5,277,032
   Financial futures contracts.............
(156,250)
                                              --------------
--
                                                   5,120,782
                                              --------------
--
Net gain on investments....................        8,852,965
                                              --------------
--
Net Increase in Net Assets
Resulting from Operations..................     $ 41,088,812
                                              --------------
--
                                              --------------
--

PRUDENTIAL MUNICIPAL BOND FUND
HIGH INCOME SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                     Ended           Year
Ended
Increase (Decrease)               October 31,        April
30,
in Net Assets                         1998              1998
Operations
   Net investment income.......      32,235,847    $
61,876,042
   Net realized gain (loss) on
      investment
      transactions.............       3,732,183
(6,450,845)
   Net change in unrealized
      appreciation of
      investments..............       5,120,782
50,351,593
                                 --------------    ---------
-----
   Net increase in net assets
      resulting from
      operations...............      41,088,812
105,776,790
                                 --------------    ---------
-----
Dividends and distributions
   (Note 1)
   Dividends from net
      investment income
      Class A..................     (13,117,290)
(23,016,599)
      Class B..................     (18,149,124)
(37,682,645)
      Class C..................        (598,415)
(804,495)
      Class Z..................        (371,018)
(372,303)
                                 --------------    ---------
-----
                                    (32,235,847)
(61,876,042)
                                 --------------    ---------
-----
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      subscribed...............     127,386,475
194,658,081
   Net asset value of shares
      issued in reinvestment of
      dividends................      14,731,460
27,600,737
   Cost of shares reacquired...     (82,360,230)
(156,797,816)
                                 --------------    ---------
-----
   Net increase in net assets
      from Series share
      transactions.............      59,757,705
65,461,002
                                 --------------    ---------
-----
Total increase.................      68,610,670
109,361,750
Net Assets
Beginning of period............   1,121,230,593
1,011,868,843
                                 --------------    ---------
-----
End of period..................  $1,189,841,263
$1,121,230,593
                                 --------------    ---------
-----
                                 --------------    ---------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     21

Portfolio of Investments as of               PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                 INSURED SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--99.0%
------------------------------------------------------------
------------------------------------------------------------
------
Alabama--0.7%
Huntsville Solid Wste. Disp. Auth., F.G.I.C.
Aaa             7.00%      10/01/08   $  2,000      $
2,152,580
Jefferson Cnty. Swr. Rev. Wste., Ser. D, F.G.I.C.
Aaa             5.75        2/01/22      1,200
1,294,476

------------

3,447,056
------------------------------------------------------------
------------------------------------------------------------
------
Alaska--2.0%
Anchorage Hosp. Rev., Sisters of Providence, A.M.B.A.C.
Aaa             7.125      10/01/05      5,000
5,543,200
No. Slope Boro., Cap. Apprec., Ser. A, M.B.I.A.
Aaa           Zero          6/30/06      5,000
3,619,250

------------

9,162,450
------------------------------------------------------------
------------------------------------------------------------
------
Arizona--1.9%
Maricopa Cnty. Ind. Dev. Auth. Rev.,
   Hosp. Facs., John C. Lincoln Hosp., F.S.A.
Aaa             7.00       12/01/00      1,755
1,828,377
   Hosp. Facs., John C. Lincoln Hosp., F.S.A.
Aaa             7.50       12/01/13      1,045 (c)
1,148,518
   Hosp. Facs., John C. Lincoln Hosp., F.S.A.
Aaa             7.50       12/01/13      1,205
1,316,438
Maricopa Cnty. Unified Sch. Dist. No. 69, Paradise Valley,
   Ser. E, F.G.I.C.
Aaa             6.80        7/01/12      3,700
4,574,421

------------

8,867,754
------------------------------------------------------------
------------------------------------------------------------
------
California--7.0%
California St. Pub. Wks. Brd.,
   Comm. Coll. Proj., Ser. A, A.M.B.A.C.
Aaa             5.625       3/01/16      2,000
2,155,620
   Dept. of Corrections, A.M.B.A.C.
Aaa             5.75        1/01/12      2,000
2,209,260
Contra Costa Wtr. Dist. Wtr. Rev., Ser. E, A.M.B.A.C.
Aaa             6.25       10/01/12      1,455
1,737,954
Inland Empire Solid Wste. Fin. Auth., Landfill Impvt. Fin.,
   Proj. B, F.S.A.
Aaa             6.00        8/01/16      2,000
2,169,140
Metropolitan Wtr Dist. So. Cal., Election 1966, Ser. H,
   F.G.I.C.
Aaa             4.75        3/01/28      7,655
7,384,473
Roseville Joint Union H.S. Dist., Ser. B, F.G.I.C.
Aaa           Zero          8/01/13      2,015
1,002,301
San Diego Cnty. Wtr. Auth. Wtr. Rev., Ctfs. of Part.,
   F.G.I.C
Aaa             7.392       4/26/06      5,800 (d)
6,981,750
So. Orange Cnty. Pub. Fin. Auth.,
   Foothill Area Proj., F.G.I.C
Aaa             8.00        8/15/08      2,000 (e)
2,612,340
   Foothill Area Proj., F.G.I.C.
Aaa             6.50        8/15/10      2,725 (e)
3,297,277
Victor Valley Element. Sch. Dist.,
   Cap. Apprec., Ser. A, M.B.I.A.
Aaa           Zero          6/01/17      3,550
1,407,504
   Cap. Apprec., Ser. A, M.B.I.A.
Aaa           Zero          6/01/18      3,700
1,390,423

------------

32,348,042

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     22

Portfolio of Investments as of               PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                 INSURED SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Colorado--1.2%
Denver City & Cnty. Arpt. Rev., Ser. C, M.B.I.A.
Aaa             5.60%      11/15/11   $  5,000      $
5,380,100
Jefferson Cnty. Sngl. Fam. Mtge. Rev., Ser. A, M.B.I.A.
Aaa             8.875      10/01/13        350
373,345

------------

5,753,445
------------------------------------------------------------
------------------------------------------------------------
------
Connecticut--1.2%
Connecticut St. Res. Rec. Auth., Mid. Connecticut. Sys.,
   Ser. A, M.B.I.A.
Aaa             5.25       11/15/08      5,000
5,432,900
------------------------------------------------------------
------------------------------------------------------------
------
District of Columbia--8.9%
Dist. of Columbia Hosp. Rev. Medlantic Hlthcare Grp.,
   M.B.I.A.
Aaa             5.875       8/15/19      3,500
3,756,970
   M.B.I.A.
Aaa             5.75        8/15/26      3,000
3,191,400
Dist. of Columbia Met. Area Trans. Auth.,
   Gross Rev., F.G.I.C.
Aaa             6.00        7/01/09      2,400
2,750,448
   Gross Rev., F.G.I.C.
Aaa             6.00        7/01/10      1,500
1,721,550
Dist. of Columbia Gen. Oblig.,
   Ser. A, M.B.I.A.
Aaa             6.50        6/01/10        295
352,230
   Ser. A, M.B.I.A.
Aaa             6.50        6/01/10      5,705
6,703,546
   Ser. B, F.S.A.
Aaa             5.50        6/01/10      7,565 (e)
8,213,396
   Ser. B, M.B.I.A.
Aaa             6.00        6/01/18      4,460
5,042,744
   Ser. B, M.B.I.A.
Aaa             6.00        6/01/19      3,965
4,492,940
Dist. of Columbia, Assoc. American Med. Colleges, A.M.B.A.C
Aaa             5.375       2/15/27      4,500 (e)
4,635,270

------------

40,860,494
------------------------------------------------------------
------------------------------------------------------------
------
Florida--3.6%
Brevard Hlth. Facs. Auth. Rev., Holmes Reg'l. Med. Ctr.,
   M.B.I.A.
Aaa             5.60       10/01/10      6,000 (e)
6,549,660
Dade Cnty. Edl. Facs. Auth. Rev. Ref., Univ. Miami, Ser. A,
   M.B.I.A.
Aaa             5.625       4/01/06      3,000
3,308,160
Orange Cnty. Hlth. Facs. Auth. Rev. Hosp., Orlando Reg'l.
   Hlthcare, Ser. A, M.B.I.A.
Aaa             6.25       10/01/07      3,160
3,642,722
Palm Beach Cnty. Solid Wste. Auth. Rev. Ref.,
   Ser. A, A.M.B.A.C.
Aaa             6.00       10/01/09      2,500
2,884,796

------------

16,385,338
------------------------------------------------------------
------------------------------------------------------------
------
Georgia--2.7%
Atlanta Arpt. Facs. Rev., A.M.B.A.C.
Aaa             6.50        1/01/10      2,000
2,365,400
Georgia Mun. Elec. Auth.,
   Proj. No. 1, A.M.B.A.C.
Aaa             6.00        1/01/06      5,570
6,239,626
   Pwr. Rev., M.B.I.A.
Aaa             6.20        1/01/10      3,495
4,021,836

------------

12,626,862

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     23

Portfolio of Investments as of               PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                 INSURED SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Hawaii--2.8%
Hawaii St. Dept. Bud. & Fin. Spec. Purpose Rev., Hawaiian
   Elec. Co. Inc., Ser. A, M.B.I.A.
Aaa             5.65%      10/01/27   $ 12,000      $
12,812,760
------------------------------------------------------------
------------------------------------------------------------
------
Illinois--12.9%
Arlington Hts. Park Dist. Cap. Apprec., Ser. E, F.G.I.C.
Aaa           Zero         12/01/13      4,175
2,008,384
Chicago Bd. Edl.
   Cap. Apprec. Chicago Sch. Rfm., Ser. A, A.M.B.A.C.
Aaa           Zero         12/01/11      5,000
2,698,150
   Cap. Apprec. Chicago Sch. Rfm., Ser. A, A.M.B.A.C.
Aaa           Zero         12/01/12      6,000
3,054,840
   Cap. Apprec. Chicago Sch. Rfm., Ser. A, A.M.B.A.C.
Aaa           Zero         12/01/13      3,500
1,673,805
   Cap. Apprec. Chicago Sch. Rfm., Ser. A, A.M.B.A.C.
Aaa           Zero         12/01/14      7,195
3,235,735
   Cap. Apprec. Chicago Sch. Rfm., Ser. A, A.M.B.A.C.
Aaa           Zero         12/01/15      3,245
1,377,113
Chicago Bd. Edl. Sch. Ref., A.M.B.A.C.
Aaa             5.75       12/01/27     10,000
10,810,700
Chicago Midway Arpt. Rev.,
   Ser. B, M.B.I.A.
Aaa             5.75        1/01/22      6,835
7,234,642
   Ser. A, A.M.T.
Aaa             5.125       1/01/35      5,000
4,859,400
Chicago O' Hare Int'l. Arpt. Rev., Pass. Facs. Chrg., Ser.
   A, A.M.B.A.C.
Aaa             5.625       1/01/15      2,000
2,134,860
Chicago Skyway Toll Brdg. Rev., M.B.I.A.
Aaa             5.50        1/01/23        650
685,159
Chicago Wstewtr. Trans. Rev.,
   Cap. Apprec. Ref., Ser. A, M.B.I.A.
Aaa           Zero          1/01/20      7,275
2,459,023
   Cap. Apprec. Ref., Ser. A, M.B.I.A.
Aaa           Zero          1/01/21     13,655
4,375,472
   Cap. Apprec. Ref., Ser. A, M.B.I.A.
Aaa           Zero          1/01/24     13,695
3,756,401
Chicago Wtr. Rev. Cap. Apprec., F.G.I.C.
Aaa           Zero         11/01/16      3,055
1,236,022
Onterie Ctr. Hsg. Fin. Corp. Mtge. Rev.,
   Ser. A, M.B.I.A.
Aaa             7.00        7/01/12      1,575
1,691,251
   Ser. A, M.B.I.A.
Aaa             7.05        7/01/27      5,400
5,788,746

------------

59,079,703
------------------------------------------------------------
------------------------------------------------------------
------
Indiana--1.3%
Trans. Fin. Auth. Hwy., Ser. A
Aaa             5.50       12/01/22      5,500
5,922,620
------------------------------------------------------------
------------------------------------------------------------
------
Louisiana--0.5%
New Orleans, Gen. Oblig., Cap. Apprec., A.M.B.A.C.
Aaa           Zero          9/01/09      4,000
2,441,040
------------------------------------------------------------
------------------------------------------------------------
------
Maryland--1.2%
Baltimore Cons. Pub. Improv.
Aaa           Zero         10/15/10      1,550
917,848
Baltimore Cons. Pub. Improv.,
   Ref., Ser. C
Aaa             5.50       10/15/15      2,620
2,866,280
   Cap. Apprec. Ref.
Aaa           Zero         10/15/11      3,000
1,678,920

------------

5,463,048

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     24

Portfolio of Investments as of               PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                 INSURED SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Massachusetts--0.6%
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Baystate
   Med. Ctr., Ser. E, F.S.A.
Aaa             6.00%       7/01/26   $  2,475      $
2,758,833
------------------------------------------------------------
------------------------------------------------------------
------
Michigan--3.7%
Detroit Dwntwn. Dev., Ser. A, A.M.B.A.C.
Aaa             5.75        7/15/15      1,820
1,972,716
Detroit Swr. Disp. Rev., Ser. 1993A, F.G.I.C.
Aaa             7.618       7/01/23      6,500 (d)(e)
7,166,250
Michigan St. Hosp. Fin. Auth. Rev., Mid. Michigan Oblig.,
   M.B.I.A.
Aaa             7.50        6/01/15      2,350 (c)
2,539,716
Saginaw Hosp. Fin. Auth., St. Luke's Hosp., Ser. C,
   M.B.I.A.
Aaa             6.50        7/01/11      4,000
4,318,280
St. Johns Public Sch. Ref., Gen. Oblig., F.G.I.C.
Aaa             5.10        5/01/25      1,000
1,026,490

------------

17,023,452
------------------------------------------------------------
------------------------------------------------------------
------
Mississipi--0.6%
Harrison Cnty. Wste. Wtr. Mgmt. Dist. Rev., Wste. Wtr.
   Treatmt., Facs. Auth., F.G.I.C.
Aaa             6.50        2/01/06      2,400
2,585,976
------------------------------------------------------------
------------------------------------------------------------
------
Missouri--0.3%
Missouri St. Hlth. & Edl. Facs. Rev.,
   SSM Hlthcare Ref, Ser. AA, M.B.I.A.
Aaa             6.25        6/01/16        285 (c)
314,184
   SSM Hlthcare, Ser. AA, M.B.I.A.
Aaa             6.25        6/01/16      1,215
1,322,248

------------

1,636,432
------------------------------------------------------------
------------------------------------------------------------
------
Montana--0.5%
Forsyth Poll. Ctrl. Rev., Puget Sound Pwr. & Lt. Co., 1st
   Mtge., Ser. A, A.M.B.A.C.
Aaa             7.05        8/01/21      2,000
2,189,420
------------------------------------------------------------
------------------------------------------------------------
------
New Jersey--6.6%
East Orange Bd. Edl. Ctfs. Part.,
   Cap. Apprec., F.S.A.
Aaa           Zero          2/01/15      1,425
651,909
   Cap. Apprec., F.S.A.
Aaa           Zero          2/01/16      1,000
431,600
   Cap. Apprec., F.S.A.
Aaa           Zero          2/01/17      1,425
580,602
   Cap. Apprec., F.S.A.
Aaa           Zero          2/01/18      2,845
1,097,345
   Cap. Apprec., F.S.A.
Aaa           Zero          2/01/20      1,845
640,584
   Cap. Apprec., F.S.A.
Aaa           Zero          8/01/21      2,845
914,468
   Cap. Apprec., F.S.A.
Aaa           Zero          8/01/23      1,400
406,882
   Cap. Apprec., F.S.A.
Aaa           Zero          8/01/18      1,425
536,199

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     25

Portfolio of Investments as of               PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                 INSURED SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
New Jersey (cont'd.)
Jersey City Swr. Auth.,
   A.M.B.A.C.
Aaa             6.00%       1/01/10   $  2,585      $
2,956,542
   A.M.B.A.C.
Aaa             6.25        1/01/14      4,255
4,984,647
New Jersey Econ. Dev. Auth. Rev., Natural Gas Facs. Rev.,
   M.B.I.A.
Aaa             5.70        6/01/32      5,000
5,288,950
New Jersey Econ. Dev. Auth.,
   Mkt. Trans. Facs. Rev., M.B.I.A.
Aaa             5.875       7/01/11      5,900
6,508,880
   Mkt. Trans. Facs. Rev., Sr. Lien, M.B.I.A.
Aaa             5.80        7/01/09      3,340
3,681,081
New Jersey Impvt. Auth. Rev., Util. Sys., M.B.I.A.
Aaa             5.75        7/01/27      1,500
1,622,340

------------

30,302,029
------------------------------------------------------------
------------------------------------------------------------
------
New York--11.5%
Erie Cnty. Wtr. Auth. Rev., A.M.B.A.C.
Aaa           Zero         12/01/17        770
196,496
Islip Res. Rec., Ser. B, A.M.B.A.C.
Aaa             7.20        7/01/10      1,750
2,172,625
Met. Trans. Auth. N.Y. Trans. Facs. Rev., F.S.A.
Aaa             5.75        7/01/11      5,000
5,523,900
New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev.,
   M.B.I.A.
Aaa             5.75        6/15/26      5,000
5,375,300
New York City,
   Ser. G, M.B.I.A.
Aaa             5.75        2/01/14      3,000
3,252,510
   Cap. Apprec., Ser. G, M.B.I.A.
Aaa           Zero          8/01/07      4,000
2,775,320
   Cap. Apprec., Ser. G, M.B.I.A.
Aaa           Zero          8/01/08      3,325
2,183,262
New York St. Dorm. Auth. Rev., Montefiore Med. Ctr.,
   A.M.B.A.C.
Aaa             6.00        8/01/08      3,400
3,879,502
New York St. Envir. Facs. Corp.,
   Poll. Ctrl. Rev.
Aaa             5.70        7/15/12      3,375
3,701,835
   Poll. Ctrl. Rev.
Aaa             5.75        7/15/13      1,060
1,156,789
   Poll. Ctrl. Rev.
Aaa             5.80        7/15/14      3,755
4,087,430
New York St. Thrwy. Auth. Gen. Rev.,
   Ser. D
Aa3             5.40        1/01/11      5,370
5,788,753
   Ser. D
Aa3             5.50        1/01/12      3,865
4,193,795
Port Auth. New York & New Jersey Cons., Ser. 99, F.G.I.C.
Aaa             5.90       11/01/11      7,665
8,360,522

------------

52,648,039
------------------------------------------------------------
------------------------------------------------------------
------
Ohio--2.6%
Cleveland City Sch. Dist., Rev. Antic. Nts., A.M.B.A.C.
Aaa             5.75        6/01/07      5,870
6,555,851
Kent City Sch. Dist., F.G.I.C.
Aaa             5.75       12/01/21      1,000
1,082,820
Lorain Cnty. Hosp. Rev., Catholic Hlthcare Partners,
   M.B.I.A.
Aaa             5.50        9/01/27      4,000
4,185,920

------------

11,824,591

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     26

Portfolio of Investments as of               PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                 INSURED SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Oklahoma--1.6%
Norman Reg'l. Hosp. Auth., Rev. Ref., Ser. A, M.B.I.A.
Aaa             5.50%       9/01/11   $  4,110      $
4,423,346
Oklahoma City Arpt. Trust, Jr. Lien, Ser. 24, A.M.B.A.C.
Aaa             5.75        2/01/18      2,620
2,769,471

------------

7,192,817
------------------------------------------------------------
------------------------------------------------------------
------
Pennsylvania--2.8%
Philadelphia Mun. Auth. Rev., Criminal Justice Ctr., Ser.
   A, M.B.I.A.
Aaa             6.90       11/15/03      3,000
3,321,420
Philadelphia Wtr. & Wst. Wtr. Rev. Ser. A
Aaa             5.125       8/01/27      7,000
6,983,760
Philadelphia, Sch. Dist., Ser. B, A.M.B.A.C.
Aaa             5.375       4/01/27      2,500
2,568,875

------------

12,874,055
------------------------------------------------------------
------------------------------------------------------------
------
Puerto Rico--2.7%
Puerto Rico Gen. Oblig., M.B.I.A.
Aaa             6.25        7/01/13      1,250
1,484,437
Puerto Rico Pub. Bldgs. Auth. Rev., Gov't. Facs., Ser. A,
   A.M.B.A.C.
Aaa             6.25        7/01/13      1,700
2,018,835
Puerto Rico Tel. Auth. Rev.,
   Ser. I, M.B.I.A.
Aaa             6.708       1/25/07      4,100 (d)
4,576,625
   Ser. I, M.B.I.A.
Aaa             7.168       1/16/15      3,800 (d)
4,104,000

------------

12,183,897
------------------------------------------------------------
------------------------------------------------------------
------
South Dakota--1.4%
So. Dakota Hsg. Dev. Auth., Homeownership Mtge., Ser. F
Aaa             5.80        5/01/28      6,000
6,258,900
------------------------------------------------------------
------------------------------------------------------------
------
Tennessee--1.3%
Met. Gov't. Nashville & Davidson Cnty. Wtr. & Swr. Rev.,
   A.M.B.A.C.
Aaa             8.368       1/01/22      5,000 (d)
5,850,000
------------------------------------------------------------
------------------------------------------------------------
------
Texas--5.4%
Austin Util. Sys. Rev. Comb., Ser. A, M.B.I.A.
Aaa             4.875      11/15/10      5,500
5,656,475
Austin Util. Sys. Rev., M.B.I.A.
Aaa           Zero          5/15/03      8,000
6,694,880
Houston Arpt. Sys. Rev.
Aaa             7.20        7/01/13      3,900
4,736,823
Houston Arpt. Sys. Rev., Spec. Facs. People Mover, Ser. A,
   F.S.A.
Aaa             6.00        7/15/05      3,255
3,600,225
Keller Ind. Sch. Dist., P.S.F.G.
Aaa           Zero          8/15/15      4,945
2,168,481
Texas Wtr. Res. Fin. Auth. Rev., A.M.B.A.C.
Aaa             7.50        8/15/13      1,775
1,832,954

------------

24,689,838
------------------------------------------------------------
------------------------------------------------------------
------
Virginia--4.8%
Chesapeake Bay Brdg. & Tunn. Comm., Dist. Rev., F.G.I.C.
Aaa             5.875       7/01/10      5,000
5,570,600
Richmond Met. Auth. Expwy. Rev. Ref., F.G.I.C.
Aaa             5.25        7/15/22      4,265
4,478,762

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     27

Portfolio of Investments as of               PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)                 INSURED SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Virginia (cont'd.)
Virginia Beach Hosp. Facs. Rev.,
   1st Mtge., A.M.B.A.C.
Aaa             6.00%       2/15/10   $  1,220      $
1,401,536
   1st Mtge., A.M.B.A.C.
Aaa             6.00        2/15/13      1,455
1,674,792
Virginia Coll. Bldg. Auth. Edl. Facs. Rev., M.B.I.A.
Aaa             5.25        1/01/26      8,275
8,732,525

------------

21,858,215
------------------------------------------------------------
------------------------------------------------------------
------
Washington--4.7%
Washington St. Hlthcare Facs. Auth. Rev., Yakima Valley
   Memorial Hosp. Assoc.
AAA(b)          5.25       12/01/20      2,500
2,515,450
Washington St. Pub. Pwr. Supply Sys.,
   Nuclear Proj. No. 1, Ser. A, M.B.I.A.
Aaa             5.75        7/01/10      7,000
7,680,400
   Nuclear Proj. No. 2, Ser. A, M.B.I.A.
Aaa           Zero          7/01/11      5,210
2,874,305
   Nuclear Proj. No. 2, Ser. B, F.G.I.C.
Aaa             7.25        7/01/03      3,000 (c)
3,237,810
   Nuclear Proj. No. 3, Ser. B, F.G.I.C.
Aaa             7.00        7/01/05      2,000 (c)
2,119,000
   Nuclear Proj. No. 3, Ser. B, F.G.I.C.
Aaa           Zero          7/01/08      4,500
2,940,300

------------

21,367,265
------------------------------------------------------------
------------------------------------------------------------
------
Total Investments--99.0%
(cost $419,358,542; Note 4)
453,847,271
Other assets in excess of liabilities--1.0%
4,640,659

------------
Net Assets--100%
$458,487,930

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance
Corporation
     A.M.T.--Alternative Minimum Tax
     F.G.I.C.--Financial Guaranty Insurance Company
     F.S.A.--Financial Security Assurance
     M.B.I.A.--Municipal Bond Insurance Association
     P.S.F.G.--Public School Fund Guaranty
(b) Standard & Poor's rating.
(c) Prerefunded issues are secured by escrowed cash and
direct U.S. guaranteed
obligations.
(d) Inverse floating rate bond. The coupon is inversely
indexed to a floating
interest rate. The rate shown is the rate at period end.
(e) All or partial amount of principal segregated as
collateral for financial
futures contracts.
The Fund's current Prospectus contains a description of
Moody's and Standard &
Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     28

Statement of Assets and Liabilities           PRUDENTIAL
MUNICIPAL BOND FUND
(Unaudited)                                   INSURED SERIES
------------------------------------------------------------
--------------------

Assets
October 31, 1998
Investments, at value (cost
$419,358,541)...............................................
 ..................      $   453,847,271
Interest
receivable..................................................
 .....................................            6,112,934
Receivable for Series shares
sold........................................................
 .................              166,285
Due from broker- variation
margin......................................................
 ...................               48,750
Receivable for investments
sold........................................................
 ...................               30,222
Other
assets......................................................
 ........................................
11,654

----------------
   Total
assets......................................................
 .....................................          460,217,116

----------------
Liabilities
Bank
overdraft...................................................
 .........................................
78,670
Dividends
payable.....................................................
 ....................................              594,244
Payable for Series shares
reacquired..................................................
 ....................              557,116
Management fee
payable.....................................................
 ...............................              197,203
Accrued
expenses....................................................
 ......................................              189,175
Distribution fee
payable.....................................................
 .............................              112,778

----------------
   Total
liabilities.................................................
 .....................................            1,729,186

----------------
Net
Assets......................................................
 ..........................................      $
458,487,930

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........      $       400,946
   Paid-in capital in excess of
par.........................................................
 ..............          419,449,047

----------------

419,849,993
   Accumulated net realized gain on
investments.................................................
 ..........            4,138,269
   Net unrealized appreciation of
investments.................................................
 ............           34,499,668

----------------
Net assets, October 31,
1998........................................................
 ......................      $   458,487,930

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($241,706,973 / 21,146,936 shares of beneficial
interest issued and outstanding)....................
$11.43
   Maximum sales charge (3.0% of offering
price)......................................................
 ....                 .35

----------------
   Maximum offering price to
public......................................................
 .................               $11.78

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($210,873,945 / 18,430,980 shares of beneficial
interest issued and outstanding)....................
$11.44

----------------

----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($1,798,114 / 157,161 shares of beneficial interest
issued and outstanding).........................
$11.44

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($4,108,898 / 359,559 shares of beneficial interest
issued and outstanding).........................
$11.43

----------------

----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     29

PRUDENTIAL MUNICIPAL BOND FUND
INSURED SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Income                         October 31,
1998
Income
   Interest................................     $ 12,467,082
                                              --------------
--
Expenses
   Management fee..........................        1,165,318
   Distribution fee--Class A...............          117,657
   Distribution fee--Class B...............          565,431
   Distribution fee--Class C...............            5,848
   Transfer agent's fees and expenses......          155,000
   Custodian's fees and expenses...........           55,000
   Registration fees.......................           18,000
   Trustees' fees and expenses.............            8,000
   Audit fees and expenses.................            7,500
   Reports to shareholders.................            6,000
   Legal fees and expenses.................            6,000
   Insurance expense.......................            3,300
   Miscellaneous...........................            3,933
                                              --------------
--
      Total expenses.......................        2,116,987
                                              --------------
--
Net investment income......................       10,350,095
                                              --------------
--
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................        2,270,129
   Financial futures contract
      transactions.........................
(562,071)
                                              --------------
--
                                                   1,708,058
                                              --------------
--
Net change in unrealized
   appreciation (depreciation) on:
   Investments.............................       14,083,139
   Financial futures contracts.............
(95,125)
                                              --------------
--
                                                  13,988,014
                                              --------------
--
Net gain on investments....................       15,696,072
                                              --------------
--
Net Increase in Net Assets
Resulting from Operations..................     $ 26,046,167
                                              --------------
--
                                              --------------
--

PRUDENTIAL MUNICIPAL BOND FUND
INSURED SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                     Ended           Year
Ended
Increase (Decrease)               October 31,        April
30,
in Net Assets                         1998              1998
Operations
   Net investment income........  $  10,350,095    $
22,374,316
   Net realized gain on
      investment transactions...      1,708,058
7,419,069
   Net change in unrealized
      appreciation
      (depreciation) of
      investments...............     13,988,014
10,877,794
                                  -------------    ---------
----
   Net increase in net assets
      resulting from
      operations................     26,046,167
40,671,179
                                  -------------    ---------
----
Dividends and distributions
   (Note 1):
   Dividends from net investment
      income
      Class A...................     (5,455,061)
(10,553,524)
      Class B...................     (4,790,735)
(11,765,355)
      Class C...................        (31,121)
(46,954)
      Class Z...................        (73,178)
(8,483)
                                  -------------    ---------
----
                                    (10,350,095)
(22,374,316)
                                  -------------    ---------
----
   Dividends in excess of net
      investment income
      Class A...................       --
(80,333)
      Class B...................       --
(90,260)
      Class C...................       --
(469)
      Class Z...................       --
(60)
                                  -------------    ---------
----
                                       --
(171,122)
                                  -------------    ---------
----
   Distributions from net
      capital gains
      Class A...................       --
(4,980,680)
      Class B...................       --
(5,596,092)
      Class C...................       --
(29,102)
      Class Z...................       --
(3,703)
                                  -------------    ---------
----
                                       --
(10,609,577)
                                  -------------    ---------
----
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      subscribed................     26,461,458
17,849,201
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............      5,790,482
19,222,401
   Cost of shares reacquired....    (52,165,689)
(89,200,577)
                                  -------------    ---------
----
   Net decrease in net assets
      from Series share
      transactions..............    (19,913,749)
(52,128,975)
                                  -------------    ---------
----
Total decrease..................     (4,217,677)
(44,612,811)
Net Assets
Beginning of period.............    462,705,607
507,318,418
                                  -------------    ---------
----
End of period...................  $ 458,487,930    $
462,705,607
                                  -------------    ---------
----
                                  -------------    ---------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     30

Portfolio of Investments as of             PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)               INTERMEDIATE
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount         Value
Description (a)
Rating       Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--99.5%
------------------------------------------------------------
------------------------------------------------------------
------
Alaska--2.5%
Alaska Ind. Dev. & Expt. Auth., Revolving Loan Fund
A2             5.40%       4/01/01   $    930     $
964,057
------------------------------------------------------------
------------------------------------------------------------
------
California--1.1%
South Whittier Elementary Sch. Cap. Apprec., Ser. A,
F.G.I.C.      Aaa          Zero          8/01/12        810
430,458
------------------------------------------------------------
------------------------------------------------------------
------
Colorado--4.9%
Denver Co. Hlth & Hosp. Auth. Rev., Ser. A
Baa2           5.20       12/01/12        835
841,964
Eaglebend Affordable Hsg. Corp., Multifam. Rev.
NR             5.75        7/01/07      1,000
1,035,790

------------

1,877,754
------------------------------------------------------------
------------------------------------------------------------
------
Connecticut--5.6%
Conn. Spec. Tax Oblig. Rev., Ser. A
AA-(b)         7.00        6/01/03      1,000 (c)
1,092,840
Conn. St. Hlth. & Edl. Facs. Auth. Rev.
Baa2           5.125       7/01/07      1,000
1,049,520

------------

2,142,360
------------------------------------------------------------
------------------------------------------------------------
------
District of Columbia--6.9%
Dist. Columbia Hsg. Fin. Agcy. Mtge. Rev.
   Amt. Sngl. Fam., Ser. B
AAA(b)         5.25       12/01/08        440
459,241
   Amt. Sngl. Fam., Ser. B
AAA(b)         5.30       12/01/09        315
328,523
Dist. of Columbia Ref., Ser. B., M.B.I.A.
Aaa            6.00        6/01/13      1,000
1,133,810
Dist. of Columbia Rev., America Geophysical Union, Ser. 199
BBB-(b)        5.50        9/01/03        700
716,296

------------

2,637,870
------------------------------------------------------------
------------------------------------------------------------
------
Florida--1.4%
Palm Beach Cnty. Hlth. Facs. Auth. Rev., Abbey Delray So.
   Proj.
BBB(b)         5.30       10/01/07        500
516,630
------------------------------------------------------------
------------------------------------------------------------
------
Georgia--2.4%
Burke Cnty. Dev. Auth., Oglethorpe Pwr. Co., M.B.I.A.
Aaa            7.50        1/01/03        862
929,796

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     31

Portfolio of Investments as of             PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)               INTERMEDIATE
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount         Value
Description (a)
Rating       Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Illinois--3.3%
Chicago Brd. Edu. Cap. Apprec. Sch. Ref., Ser. A, F.G.I.C.
Aaa           Zero        12/01/12    $ 1,500     $
763,710
Illinois Hlth. Facs. Auth. Rev., Edward Hosp., Ser. A
A2            5.75%        2/15/09        450
477,995

------------

1,241,705
------------------------------------------------------------
------------------------------------------------------------
------
Massachusetts--5.3%
Massachusetts Edl. Fing Auth. Ed. Ln. Rev., Iss. G., Ser. A,
   M.B.I.A.
AAA(b)         5.10       12/01/13      1,000
1,007,440
Massachusetts St. Hsg. Fin. Agcy. Hsg. Dev., Ser. A.,
M.B.I.A      Aaa            5.15        6/01/11      1,000
1,021,860

------------

2,029,300
------------------------------------------------------------
------------------------------------------------------------
------
Michigan--1.5%
Michigan Mun. Bond Auth. Rev., Wayne Cnty. Proj., M.B.I.A.
Aaa            7.40       12/01/02        500
551,930
------------------------------------------------------------
------------------------------------------------------------
------
Missouri--1.4%
Clayton Sch. Dist., Cap. Apprec., Ser. A., F.S.A.
Aaa          Zero          2/01/07        750
531,353
------------------------------------------------------------
------------------------------------------------------------
------
New Jersey--18.4%
Brick Twnshp., Mun. Util. Auth. Rev., F.G.I.C.
Aaa            5.50       12/01/03      1,000
1,077,920
New Jersey Econ. Dev. Auth. Rev.,
   Mkt. Trans. Facs. Rev., M.B.I.A.
Aaa            5.75        7/01/06        950
1,046,662
   Mkt. Trans. Facs. Rev., M.B.I.A.
Aaa            5.80        7/01/07      1,000
1,102,120
   Performing Arts Ctr., A.M.B.A.C.
Aaa            6.00        6/15/08      1,410
1,607,964
So. Reg'l. High Sch. Dist., M.B.I.A.
Aaa            5.50        9/01/06      1,010
1,110,283
West Windsor Plainsboro Sch., F.G.I.C.
Aaa            5.25       12/01/05      1,000
1,078,990

------------

7,023,939
------------------------------------------------------------
------------------------------------------------------------
------
New York--12.1%
Met. Trans. Auth. N.Y. Trans. Facs. Rev., F.S.A.
Aaa            5.75        7/01/11        675
745,727
New York, N.Y., Ser. F
A3             5.50        8/01/07      1,000
1,082,900
New York St. Env. Facs. Corp., Poll. Ctrl. Rev.
Aaa            5.80        1/15/14      1,280
1,393,318
Suffolk Cnty. N. Y., Ser. A, F.G.I.C.
Aaa            5.25        8/01/13      1,325
1,410,555

------------

4,632,500
------------------------------------------------------------
------------------------------------------------------------
------
Ohio--1.5%
Ohio St. Bldg. Auth., Admin. Bldg. Fund Proj., M.B.I.A.
Aaa            5.60       10/01/06        500
552,040

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     32

Portfolio of Investments as of             PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)               INTERMEDIATE
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount         Value
Description (a)
Rating       Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Oklahoma--3.3%
Oklahoma St. Ind. Auth. Rev. Hosp., Deaconess Hlthcare.,
Ser.
   A
Baa2           5.50%      10/01/12   $  1,250     $
1,274,100
------------------------------------------------------------
------------------------------------------------------------
------
Pennsylvania--8.6%
Clarion Cnty. Hosp. Auth. Rev., Ref. Clarion Hosp. Proj.
BBB-(b)        5.60        7/01/10        685
725,477
Montgomery Cnty. Redev. Auth., Multifam. Hsg. Rev., Ser. A
NR             5.75        7/01/99        780
785,850
Pennsylvania St. Ctfs. of Part., Ser. A, F.S.A.
Aaa            6.25       11/01/06        600
651,828
Philadelphia Hosp. Auth. & Higher Edl. Auth., Childrens
   Seashore House, Ser. A
A-(b)          7.00        8/15/03      1,000
1,104,540

------------

3,267,695
------------------------------------------------------------
------------------------------------------------------------
------
Puerto Rico--2.1%
Puerto Rico Comnwlth., Gen. Oblig., Ser. A, M.B.I.A.
Aaa            6.25        7/01/10        750
818,085
------------------------------------------------------------
------------------------------------------------------------
------
Rhode Island--3.0%
Rhode Island St., Ref. Cons. Cap. Dev. Loan, M.B.I.A.
Aaa            6.00        8/01/06      1,000
1,129,280
------------------------------------------------------------
------------------------------------------------------------
------
Texas--7.4%
Houston Arpt. Sys. Rev., Sub. Lien, Ser. B, F.G.I.C.
Aaa            5.25        7/01/14      1,000
1,022,780
Lakeway Muni. Util. Dist., Cap. Apprec., Ser. A, F.G.I.C.
Aaa          Zero          9/01/11      1,425
788,894
Tyler Tex. Hlth. Facs. Dev. Corp., Mother Francis Hosp.,
Ser.
   A
Baa2           5.50        7/01/09      1,000
1,022,210

------------

2,833,884
------------------------------------------------------------
------------------------------------------------------------
------
Utah--2.8%
Utah St. Brd. of Regents, Student Loan Rev., Ser. F,
   A.M.B.A.C.
Aaa            7.00       11/01/01      1,000 (e)
1,072,850
------------------------------------------------------------
------------------------------------------------------------
------
Wyoming--4.0%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. A.M.T., Ser. 5
Aa2            5.60       12/01/06      1,450 (e)
1,541,698

------------
Total long-term investments (cost $36,052,043)
37,999,284

------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     33

Portfolio of Investments as of             PRUDENTIAL
MUNICIPAL BOND FUND
October 31, 1998 (Unaudited)               INTERMEDIATE
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount         Value
Description (a)
Rating       Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENT--2.1%
------------------------------------------------------------
------------------------------------------------------------
------
Texas--2.1%
Brazos River Harbor Nav. Dist., Dow Chemical Co., Ser. 92A
   F.R.D.D., A.M.T. (cost $800,000)
P-1           3.85%       11/02/98   $    800     $
800,000

------------
Total Investments--101.6%
   (cost $36,852,043; Note 4)
38,799,284
Liabilities in excess of other assets--(1.6)%
(617,654)

------------
Net Assets--100%
$ 38,181,630

------------

------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance
Corporation
     A.M.T.--Alternative Minimum Tax
     F.G.I.C.--Financial Guaranty Insurance Company
     F.R.D.D.--Floating Rate (Daily) Demand Note (d)
     F.S.A.--Financial Security Assurance
     M.B.I.A.--Municipal Bond Insurance Association

(b)  Standard & Poor's Rating.
(c) Prerefunded issues are secured by escrowed cash and direct U.S. guaranteed obligations.
(d) The maturity date shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(e) All or partial amount of principal segregated as collateral for financial futures contracts.
NR--Not rated by Moody's or Standard & Poor's.

The Fund's current Prospectus contains a description of
Moody's and Standard &
Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     34

Statement of Assets and Liabilities              PRUDENTIAL
MUNICIPAL BOND FUND
(Unaudited)
INTERMEDIATE SERIES
------------------------------------------------------------
--------------------

Assets
October 31, 1998
Investments, at value (cost
$36,852,043)................................................
 ..................      $   38,799,284
Cash........................................................
 ..............................................
40,758
Interest
receivable..................................................
 .....................................             603,902
Receivable for Series shares
sold........................................................
 .................               2,329
Other
assets......................................................
 ........................................               1,063

----------------
   Total
assets......................................................
 .....................................          39,447,336

----------------
Liabilities
Payable for investments
purchased...................................................
 ......................           1,025,259
Payable for Series shares
reacquired..................................................
 ....................              93,474
Accrued
expenses....................................................
 ......................................              82,284
Dividends
payable.....................................................
 ....................................              45,101
Management fee
payable.....................................................
 ...............................              16,404
Distribution fee
payable.....................................................
 .............................               3,184

----------------
   Total
liabilities.................................................
 .....................................           1,265,706

----------------
Net
Assets......................................................
 ..........................................      $
38,181,630

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........      $       34,468
   Paid-in capital in excess of
par.........................................................
 ..............          35,667,594

----------------

35,702,062
   Accumulated net realized gain on
investments.................................................
 ..........             532,327
   Net unrealized appreciation on
investments.................................................
 ............           1,947,241

----------------
Net assets, October 31,
1998........................................................
 ......................      $   38,181,630

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($14,133,134 / 1,276,056 shares of beneficial interest
issued and outstanding)......................
$11.08
   Maximum sales charge (3% of offering
price)......................................................
 ......                 .34

----------------
   Maximum offering price to
public......................................................
 .................              $11.42

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($21,762,026 / 1,964,306 shares of beneficial interest
issued and outstanding)......................
$11.08

----------------

----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($468,504 / 42,290 shares of beneficial interest
issued and outstanding)............................
$11.08

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($1,817,966 / 164,146 shares of beneficial interest
issued and outstanding).........................
$11.08

----------------

----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     35

PRUDENTIAL MUNICIPAL BOND FUND
INTERMEDIATE SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Income                         October 31,
1998
Income
   Interest................................      $1,017,205
                                              --------------
--
Expenses
   Management fee..........................          97,126
   Distribution fee--Class A...............           6,966
   Distribution fee--Class B...............          41,378
   Distribution fee--Class C...............           1,315
   Custodian's fees and expenses...........          43,000
   Registration fees.......................          19,000
   Transfer agent's fees and expenses......          17,000
   Reports to shareholders.................          12,000
   Trustees' fees and expenses.............           8,000
   Audit fees and expenses.................           7,500
   Legal fees and expenses.................           6,000
   Miscellaneous...........................             659
                                              --------------
--
      Total expenses.......................         259,944
   Less: custodian fee credit..............            (177)
                                              --------------
--
      Net expenses.........................         259,767
                                              --------------
--
Net investment income......................         757,438
                                              --------------
--
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................         247,607
   Financial futures contract
      transactions.........................          (5,856)
                                              --------------
--
                                                    241,751
                                              --------------
--
Net change in unrealized appreciation on
   investments.............................         682,709
                                              --------------
--
Net gain on investments....................         924,460
                                              --------------
--
Net Increase in Net Assets
Resulting from Operations..................      $1,681,898
                                              --------------
--
                                              --------------
--

PRUDENTIAL MUNICIPAL BOND FUND
INTERMEDIATE SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                     Six Months
                                        Ended        Year
Ended
Increase (Decrease)                  October 31,     April
30,
in Net Assets                           1998            1998
Operations
   Net investment income...........  $   757,438    $
1,548,965
   Net realized gain on investment
      transactions.................      241,751
339,713
   Net change in unrealized
      appreciation of
      investments..................      682,709
816,387
                                     -----------    --------
----
   Net increase in net assets
      resulting from operations....    1,681,898
2,705,065
                                     -----------    --------
----
Dividends and distributions (Note
   1):
   Dividends from net investment
      income
      Class A......................     (282,436)
(542,230)
      Class B......................     (435,569)
(975,783)
      Class C......................       (8,308)
(12,672)
      Class Z......................      (31,125)
(18,280)
                                     -----------    --------
----
                                        (757,438)
(1,548,965)
                                     -----------    --------
----
   Distributions from net capital
      gains
      Class A......................           --
(66,647)
      Class B......................           --
(130,950)
      Class C......................           --
(2,322)
      Class Z......................           --
(1,731)
                                     -----------    --------
----
                                              --
(201,650)
                                     -----------    --------
----
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      subscribed...................    2,302,470
3,202,633
   Net asset value of shares issued
      in reinvestment of
      dividends....................      485,616
1,116,810
   Cost of shares reacquired.......   (4,317,281)
(10,710,780)
                                     -----------    --------
----
   Net decrease in net assets from
      Series share transactions....   (1,529,195)
(6,391,337)
                                     -----------    --------
----
Total decrease.....................     (604,735)
(5,436,887)
Net Assets
Beginning of period................   38,786,365
44,223,252
                                     -----------    --------
----
End of period......................  $38,181,630    $
38,786,365
                                     -----------    --------
----
                                     -----------    --------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     36

Notes to Financial Statements (Unaudited)       PRUDENTIAL
MUNICIPAL BOND FUND
------------------------------------------------------------
--------------------
Prudential Municipal Bond Fund (the 'Fund') is registered
under the Investment
Company Act of 1940 as a diversified, open-end management
investment company.
The Fund was organized as an unincorporated business trust
in Massachusetts on
November 3, 1986 and consists of three series: the High
Income Series, the
Insured Series and the Intermediate Series. Investment
operations for Class A,
Class B, Class C and Class Z shares of each series commenced on January 22,
1990, September 17, 1987, August 1, 1994 and September 16,
1996, respectively.
The investment objectives of the series are as follows: (i)
the objective of the
High Yield Series is to provide the maximum amount of income that is eligible
for exclusion from federal income taxes, (ii) the objective
of the Insured and
Intermediate Series is to provide the maximum amount of
income that is eligible
for exclusion from federal income taxes consistent with the
preservation of
capital. The ability of issuers of debt securities held by
the Fund to meet
their obligations may be affected by economic and political
developments in a
specific state, region or industry.
------------------------------------------------------------
Note 1. Accounting Policies
Securities Valuation: Municipal securities (including
commitments to purchase
such securities on a 'when-issued' basis) are valued on the
basis of prices
provided by a pricing service which uses information with
respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
Financial Futures Contracts: A financial futures contract is an agreement to
purchase (long) or sell (short) an agreed amount of debt
securities at a set
price for delivery on a future date. Upon entering into a
financial futures
contract, the Fund is required to pledge to the broker an
amount of cash and/or
other assets equal to a certain percentage of the contract
amount. This amount
is known as the 'initial margin.' Subsequent payments, known as 'variation
margin,' are made or received by the Fund each day,
depending on the daily
fluctuations in the value of the underlying security. Such
variation margin is
recorded for financial statement purposes on a daily basis
as unrealized gain or
loss. When the contract expires or is closed, the gain or
loss is realized and
is presented in the statement of operations as net realized
gain (loss) on
financial futures contracts.
The Fund invests in financial futures contracts in order to
hedge its existing
portfolio securities, or securities the Fund intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Fund may not achieve
the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Options: The Fund may either purchase or write options in
order to hedge against
adverse market movements or fluctuations in value caused by
changes in
prevailing interest rates with respect to securities which
the Fund currently
owns or intends to purchase. When the Fund purchases an
option, it pays a
premium and an amount equal to that premium is recorded as
an investment. When
the Fund writes an option, it receives a premium and an
amount equal to that
premium is recorded as a liability. The investment or
liability is adjusted
daily to reflect the current market value of the option. If
an option expires
unexercised, the Fund realizes a gain or loss to the extent
of the premium
received or paid. If an option is exercised, the premium
received or paid is an
adjustment to the proceeds from the sale or the cost basis
of the purchase in
determining whether the Fund has realized a gain or loss.
The difference between
the premium and the amount received or paid on effecting a
closing purchase or
sale transaction is also treated as a realized gain or loss.
Gain or loss on
purchased options is included in net realized gain (loss) on investment
transactions.
The Fund, as writer of an option, has no control over
whether the underlying
securities may be sold (called) or purchased (put). As a
result, the Fund bears
the market risk of an unfavorable change in the price of the security underlying
the written option. The Fund, as purchaser of an option,
bears the risk of the
potential inability of the counterparties to meet the terms
of their contracts.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Fund amortizes premiums and accretes
original issue discount
on portfolio securities as adjustments to interest income.
Net investment
income, other than distribution fees, and realized and
unrealized gains or
losses are allocated daily to each class of shares based
upon the relative
proportion of net assets of each class at the beginning of
the day. Expenses are
recorded on the accrual basis which may require the use of
certain estimates by
management.
------------------------------------------------------------
--------------------
                                       37

Notes to Financial Statements (Unaudited)        PRUDENTIAL
MUNICIPAL BOND FUND
------------------------------------------------------------
--------------------
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate tax paying entity. It is the intent of each series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all net
income to shareholders.
For this reason no federal income tax provision is required. Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. The Fund will distribute at least
annually any net
capital gains. Dividends and distributions are recorded on
the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'), doing business as Prudential
Investments ('PI,'
the Subadviser or the investment adviser); PIC furnishes
investment advisory
services in connection with the management of the Fund. PIFM pays for the cost
of the subadviser's services, the compensation of officers
of the Fund,
occupancy and certain clerical and bookkeeping costs of the
Fund. The Fund bears
all other costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly at an annual
rate of .50 of 1% of the average daily net assets of each
series up to $1
billion and .45 of 1% of the average daily net assets of
each series in excess
of $1 billion. PIFM has agreed to voluntarily waive a
portion of the High Income
management fee, which amounted to $291,588. Such amount
represents 0.5 of 1% of
average daily net assets, or $0.002 cents per share value
per share.
The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Class A,
Class B, Class C and
Class Z shares of the Fund through May 31, 1998. Prudential
Investment
Management Services LLC ('PIMS') became the distributor of
the Fund effective
June 1, 1998 and is serving the Fund under the same terms
and conditions as
under the arrangement with PSI. The Fund compensated PSI and
PIMS for
distributing and servicing the Fund's Class A, Class B and
Class C shares,
pursuant to plans of distribution (the 'Class A, B and C
Plans'), regardless of
expenses actually incurred by them. The distribution fees
are accrued daily and
payable monthly. No distribution or service fees are paid to
PSI or PIMS as
distributor of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensated
PSI and PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1%, of the average daily net assets of the Class A, B
and C shares,
respectively. Such expenses under the Insured Series and
High Income Series
Plans were .10 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of
the Class A, B and C shares, respectively, for the six
months ended October 31,
1998. Effective August 27, 1998, such expenses for the
Intermediate Series were
 .10 of 1% and .25 of 1% for Classes B and C respectively.
Prior to August 27,
1998, such expenses were .50 of 1% and .75 of 1%. Class A
distribution expense
was .10 of 1% for the six month period ended October 1,
1998.
PSI and PIMS have advised the Fund that they received
approximately $702,300
($656,100-High Yield Series; $39,800-Insured Series; $6,400-
Intermediate Series)
in front-end sales charges resulting from sales of Class A
shares during the six
months ended October 31, 1998. From these fees, PSI and PIMS paid such sales
charges to affiliated broker-dealers which in turn paid
commissions to
salespersons and incurred other distribution costs.
PSI and PIMS have advised the Fund that for the six months
ended October 31,
1998, they received approximately $1,016,900 ($707,000-High
Income Series;
$264,800-Insured Series; $45,100-Intermediate Series) in
contingent deferred
sales charges imposed upon certain redemptions by Class B
and C shareholders.
PSI, PIC, PIMS and PIFM are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America.
The Fund, along with other affiliated registered investment
companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund did not borrow any amounts pursuant to the Agreement
during the six months
ended October 31, 1998. The Funds pay a commitment fee at an annual rate of .055
of 1% on the unused portion of the credit facility. The
commitment fee is
accrued and paid quarterly on a pro rata basis by the Funds.
The
------------------------------------------------------------
--------------------
                                       38

Notes to Financial Statements (Unaudited)        PRUDENTIAL
MUNICIPAL BOND FUND
------------------------------------------------------------
--------------------
Agreement expired on December 30, 1997 and has been extended through December
29, 1998 under the same terms.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended October 31,
1998, the Fund incurred fees of approximately $292,600
($179,900-High Income
Series; $100,400-Insured Series; $12,300-Intermediate
Series) for the services
of PMFS. As of October 31, 1998, approximately $47,200
($29,600-High Income
Series; $16,000-Insured Series; $1,600-Intermediate Series)
of such fees were
due to PMFS. Transfer agent fees and expenses in the
Statement of Operations
also include certain out of pocket expenses paid to
nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended October 31, 1998, were as follows:

Series                              Purchases         Sales
--------------------------------   ------------    ---------
---
High Income.....................   $152,898,880
$129,427,600
Insured.........................     49,993,896
68,918,180
Intermediate....................      5,135,143
5,998,507

At October 31, 1998, the High Income Series and the Insured
Series purchased
200,000 and 80,000 financial futures contracts, respectively of U.S. Treasury
Bonds expiring in November 1998.
The values of these financial futures contracts at October
31, 1998 were as
follows:

                                         Financial Futures
                                           Contracts Sold
                                     -----------------------
---
                                     High Income
Insured
                                       Series         Series
                                     -----------    --------
---
Value at disposition..............   $25,765,625    $
8,166,406
Value at October 31, 1998.........    25,609,375
8,155,468
                                     -----------    --------
---
Unrealized gain (loss)............   $  (156,250)   $
10,938
                                     -----------    --------
---
                                     -----------    --------
---

The federal income tax basis of the Fund's investments, at October 31, 1998 was
$1,095,263,642-High Income Series; $419,359,842-Insured
Series; and
$36,852,043-Intermediate Series and, accordingly, net unrealized appreciation of investments for federal income tax purposes was as follows:

                                           Gross
Gross
                     Net unrealized      unrealized
unrealized
Series                appreciation      appreciation
depreciation
-------------------  --------------     ------------     ---
--------
High Income........   $ 86,174,880      $104,549,395
$18,374,515
Insured............     34,488,729        34,701,679
212,950
Intermediate.......      1,947,241         1,947,436
195

The High Income Series has a net capital loss carryforward
as of April 30, 1998
of approximately $17,547,000, of which $2,024,000 expires in
2002, $5,361,000
expires in 2003, $6,383,000 expires in 2004, $3,225,000
expires in 2005, and
$554,000 expires in 2006. No capital gains distribution is
expected to be paid
to shareholders until net gains have been realized in excess of the aggregate of
such amounts.
------------------------------------------------------------
Note 5. Capital
The High Income Series and Insured Series offers Class A,
Class B, Class C and
Class Z shares. Effective August 28, 1998 PIMS suspended the continuous offering
of Intermediate Series shares in conjunction with a proposed reorganization
(Note 7). Class A shares are sold with a front-end sales
charge of up to 3.0%.
Class B shares are sold with a contingent deferred sales
charge which declines
from 5% to zero depending on the period of time the shares
are held. Prior to
November 2, 1998 Class C shares are sold with a contingent
deferred sales charge
of 1% during the first year. Effective November 2, 1998,
Class C shares are sold
with a front-end sales charge of 1% and a contingent
deferred sales charge of 1%
during the first 18 months. Class B shares automatically
convert to Class A
shares on a quarterly basis approximately seven years after
purchase. A special
exchange privilege is also available for shareholders who
qualify to purchase
Class A shares at net asset value. Class Z shares are not
subject to any sales
or redemption charge and are offered exclusively for sale to a limited group of
investors.
------------------------------------------------------------
--------------------
                                       39

Notes to Financial Statements (Unaudited)        PRUDENTIAL
MUNICIPAL BOND FUND
------------------------------------------------------------
--------------------
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:

                                             High Income
Series                 Insured Series
Intermediate Series
                                                   Class A
Class A                        Class A
                                         -------------------
--------      --------------------------      --------------
---------
  Six Months Ended October 31, 1998        Shares
Amount           Shares         Amount          Shares
Amount
--------------------------------------   -----------    ----
--------      ----------    ------------      --------    --
---------
Shares issued.........................     3,930,557    $
44,878,538       1,311,305    $ 14,858,720        67,715
$   743,412
Shares issued in reinvestment of
   dividends and distributions........       554,377
6,327,055         264,909       2,991,502        15,954
175,134
Shares reacquired.....................    (2,747,959)
(31,389,695)     (1,615,584)    (18,220,377)      (89,661)
(981,775)
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
Net increase (decrease) in shares
   outstanding before conversion......     1,736,975
19,815,898         (39,370)       (370,155)       (5,992)
(63,229)
Shares issued upon conversion from
   Class B............................     2,906,098
33,259,224         874,047       9,908,000        68,116
747,215
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
Net increase in shares outstanding....     4,643,073    $
53,075,122         834,677    $  9,537,845        62,124
$   683,986
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
                                             High Income
Series                 Insured Series
Intermediate Series
                                                   Class A
Class A                        Class A
                                         -------------------
--------      --------------------------      --------------
---------
      Year Ended April 30, 1998            Shares
Amount           Shares         Amount          Shares
Amount
--------------------------------------   -----------    ----
--------      ----------    ------------      --------    --
---------
Shares issued.........................     5,097,999    $
57,395,615         569,674    $  6,395,067        51,122
$   558,941
Shares issued in reinvestment of
   dividends and distributions........       962,597
10,829,429         785,872       8,843,968        36,144
393,414
Shares reacquired.....................    (6,025,736)
(67,587,666)     (3,276,382)    (36,775,017)     (331,385)
(3,600,677)
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
Net increase (decrease) in shares
   outstanding before conversion......        34,860
637,378      (1,920,836)    (21,535,982)     (244,119)
(2,648,322)
Shares issued upon conversion from
   Class B............................     6,417,324
71,773,373       3,118,260      35,134,908       160,123
1,739,629
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
Net increase (decrease) in shares
   outstanding........................     6,452,184    $
72,410,751       1,197,424    $ 13,598,926       (83,996)
$  (908,693)
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
                                             High Income
Series                 Insured Series
Intermediate Series
                                                   Class B
Class B                        Class B
                                         -------------------
--------      --------------------------      --------------
---------
  Six Months Ended October 31, 1998        Shares
Amount           Shares         Amount          Shares
Amount
--------------------------------------   -----------    ----
--------      ----------    ------------      --------    --
---------
Shares issued.........................     6,128,612    $
69,970,040         623,287    $  7,050,078        33,464
$   366,328
Shares issued in reinvestment of
   dividends and distributions........       673,672
7,687,946         240,476       2,717,203        24,867
272,997
Shares reacquired.....................    (4,116,401)
(46,996,798)     (2,933,532)    (33,191,235)     (246,682)
(2,703,799)
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
Net increase (decrease) in shares
   outstanding before conversion......     2,685,881
30,661,188      (2,069,769)    (23,423,954)     (188,351)
(2,064,474)
Shares issued upon conversion from
   Class A............................    (2,906,098)
(33,259,224)       (872,895)     (9,908,000)      (68,116)
(747,215)
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
Net decrease in shares outstanding....      (220,215)   $
(2,598,036)     (2,942,664)   $(33,331,954)     (256,467)
$(2,811,689)
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
                                             High Income
Series                 Insured Series
Intermediate Series
                                                   Class B
Class B                        Class B
                                                   Class B
Class B                        Class B
                                         -------------------
--------      --------------------------      --------------
---------
                                         -------------------
--------      --------------------------      --------------
---------
      Year Ended April 30, 1998            Shares
Amount           Shares         Amount          Shares
Amount
--------------------------------------   -----------    ----
--------      ----------    ------------      --------    --
---------
Shares issued.........................    10,261,223
$115,317,304         894,372    $ 10,051,980       113,994
$ 1,243,792
Shares issued in reinvestment of
   dividends and distributions........     1,416,916
15,920,018         915,681      10,310,964        63,393
689,975
Shares reacquired.....................    (7,485,320)
(84,004,151)     (4,626,069)    (51,987,346)     (627,441)
(6,818,594)
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
Net increase (decrease) in shares
   outstanding before conversion......     4,192,819
47,233,171      (2,816,016)    (31,624,402)     (450,054)
(4,884,827)
Shares issued upon conversion from
   Class A............................    (6,418,319)
(71,773,373)     (3,114,481)    (35,134,908)     (160,109)
(1,739,629)
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
Net decrease in shares outstanding....    (2,225,500)
$(24,540,202)     (5,930,497)   $(66,759,310)     (610,163)
$(6,624,456)
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
                                         -----------    ----
--------      ----------    ------------      --------    --
---------

------------------------------------------------------------
--------------------
                                       40

Notes to Financial Statements (Unaudited)        PRUDENTIAL
MUNICIPAL BOND FUND
------------------------------------------------------------
--------------------

                                             High Income
Series                 Insured Series
Intermediate Series
                                                   Class C
Class C                        Class C
                                         -------------------
--------      --------------------------      --------------
---------
  Six Months Ended October 31, 1998        Shares
Amount           Shares         Amount          Shares
Amount
--------------------------------------   -----------    ----
--------      ----------    ------------      --------    --
---------
Shares issued.........................       540,893    $
6,174,740          38,799    $    444,560            21    $
241
Shares issued in reinvestment of
   dividends and distributions........        34,520
393,980           1,510          17,064           746
8,191
Shares reacquired.....................      (132,188)
(1,509,625)        (19,569)       (219,533)        --
--
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
Net increase in shares outstanding....       443,225    $
5,059,095          20,740    $    242,091           767    $
8,432
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
                                             High Income
Series                 Insured Series
Intermediate Series
                                                   Class C
Class C                        Class C
                                         -------------------
--------      --------------------------      --------------
---------
      Year Ended April 30, 1998            Shares
Amount           Shares         Amount          Shares
Amount
--------------------------------------   -----------    ----
--------      ----------    ------------      --------    --
---------
Shares issued.........................     1,210,837    $
13,633,168          75,353    $    851,857        31,683
$   345,224
Shares issued in reinvestment of
   dividends and distributions........        45,608
514,159           4,949          55,759         1,355
14,774
Shares reacquired.....................      (321,058)
(3,613,378)        (25,249)       (284,339)      (15,800)
(171,265)
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
Net increase in shares outstanding....       935,387    $
10,533,949          55,053    $    623,277        17,238
$   188,733
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
                                             High Income
Series                 Insured Series
Intermediate Series
                                                   Class Z
Class Z                        Class Z
                                         -------------------
--------      --------------------------      --------------
---------
  Six Months Ended October 31, 1998        Shares
Amount           Shares         Amount          Shares
Amount
--------------------------------------   -----------    ----
--------      ----------    ------------      --------    --
---------
Shares issued.........................       557,057    $
6,363,157         363,134    $  4,108,100       108,168    $
1,192,489
Shares issued in reinvestment of
   dividends and distributions........        28,279
322,479           5,714          64,713         2,666
29,294
Shares reacquired.....................      (215,453)
(2,464,112)        (47,122)       (534,544)      (57,159)
(631,707)
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
Net increase in shares outstanding....       369,883    $
4,221,524         321,726    $  3,638,269        53,675    $
590,076
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
                                             High Income
Series                 Insured Series
Intermediate Series
                                                   Class Z
Class Z                        Class Z
                                         -------------------
--------      --------------------------      --------------
---------
      Year Ended April 30, 1998            Shares
Amount           Shares         Amount          Shares
Amount
--------------------------------------   -----------    ----
--------      ----------    ------------      --------    --
---------
Shares issued.........................       737,972    $
8,311,994          49,053    $    550,297        96,575    $
1,054,676
Shares issued in reinvestment of
   dividends and distributions........        29,882
337,131           1,039          11,710         1,711
18,647
Shares reacquired.....................      (141,036)
(1,592,621)        (13,642)       (153,875)      (11,026)
(120,244)
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
Net increase in shares outstanding....       626,818    $
7,056,504          36,450    $    408,132        87,260    $
953,079
                                         -----------    ----
--------      ----------    ------------      --------    --
---------
                                         -----------    ----
--------      ----------    ------------      --------    --
---------

------------------------------------------------------------
Note 6. Dividends
On December 16, 1998, the Board of Trustees of the Fund declared the following dividends per Class A, B, C and Z shares, payable on December 18, 1998 to shareholders of record on December 16, 1998.

                        Special Taxable
                           Ordinary          Short-Term
Long-Term
Series                      Income          Capital Gains
Capital Gains
----------------------  ---------------     -------------
-------------
Insured Series........      $ .0075             $.057
$.036
Intermediate Series...      $ .0017             $.035
$.120

------------------------------------------------------------
Note 7. Proposed Merger
On August 26, 1998, the Trustees approved an Agreement and
Plan of
Reorganization and Liquidation of the Intermediate Series
(the 'Plan of
Reorganization') which provides for the transfer of
substantially all of the
assets and liabilities of the Series to Prudential National
Municipals Fund,
Inc. Class A, B, C and Z shares of the Series will be
exchanged at net asset
value for Class A, B, C and Z shares of equivalent value of
Prudential National
Municipals Fund, Inc. The Series will then cease operations.
------------------------------------------------------------
--------------------
                                       41

                                                PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                HIGH INCOME
SERIES
------------------------------------------------------------
--------------------

Class A
                                         -------------------
--------------------------------------------------------
                                         Six Months
                                            Ended
Years Ended April 30,
                                         October 31,     ---
--------------------------------------------------------
                                            1998
1998         1997         1996         1995        1994
                                         -----------     ---
-----     --------     --------     --------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................     $   11.31      $
10.84     $  10.70     $  10.72     $  10.74     $ 11.14
                                         -----------     ---
-----     --------     --------     --------     -------
Income from investment operations
Net investment income................           .33(b)
 .67(b)       .70(b)       .72(b)       .72(b)      .72
Net realized and unrealized gain
   (loss) on investment
   transactions......................           .09
 .47          .14         (.02)        (.02)       (.39)
                                         -----------     ---
-----     --------     --------     --------     -------
   Total from investment
      operations.....................           .42
1.14          .84          .70          .70         .33
                                         -----------     ---
-----     --------     --------     --------     -------
Less distributions
Dividends from net investment
   income............................          (.33)
(.67)        (.70)        (.72)        (.72)       (.72)
Distributions from capital gains.....            --
--           --           --           --        (.01)
                                         -----------     ---
-----     --------     --------     --------     -------
   Total distributions...............          (.33)
(.67)        (.70)        (.72)        (.72)       (.73)
                                         -----------     ---
-----     --------     --------     --------     -------
Net asset value, end of period.......     $   11.40      $
11.31     $  10.84     $  10.70     $  10.72     $ 10.74
                                         -----------     ---
-----     --------     --------     --------     -------
                                         -----------     ---
-----     --------     --------     --------     -------
TOTAL RETURN(a):.....................          3.76%
10.80%        8.03%        6.55%        6.90%       2.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......     $ 477,789
$421,504     $334,062     $223,073     $115,501     $54,491
Average net assets (000).............     $ 450,873
$381,735     $294,940     $162,329     $ 65,207     $52,982
Ratios to average net assets:
   Expenses, including distribution
      fees...........................           .61%(b)(c)
 .62%(b)     0.64%(b)     0.64%(b)     0.69%(b)    0.69%
   Expenses, excluding distribution
      fees...........................           .51%(b)(c)
 .52%(b)     0.54%(b)     0.54%(b)     0.59%(b)    0.59%
   Net investment income.............          5.77%(b)(c)
6.03%(b)     6.44%(b)     6.58%(b)     6.83%(b)    6.42%
For Class A, B, C and Z shares:
   Portfolio turnover rate...........            12%
13%          26%          35%          39%         36%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waiver.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     42

                                                 PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 HIGH INCOME
SERIES
------------------------------------------------------------
--------------------

Class B
                                         -------------------
------------------------------------------------------------
-
                                         Six Months
                                            Ended
Years Ended April 30,
                                         October 31,     ---
------------------------------------------------------------
-
                                            1998
1998         1997         1996          1995           1994
                                         -----------     ---
-----     --------     --------     ----------     ---------
-
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................     $   11.31      $
10.84     $  10.69     $  10.72     $    10.74     $
11.14
                                         -----------     ---
-----     --------     --------     ----------     ---------
-
Income from investment operations
Net investment income................           .31(b)
 .63(b)       .66(b)       .68(b)         .68(b)         .68
Net realized and unrealized gain
   (loss) on investment
   transactions......................           .09
 .47          .15         (.03)          (.02)          (.39)
                                         -----------     ---
-----     --------     --------     ----------     ---------
-
   Total from investment
      operations.....................           .40
1.10          .81          .65            .66            .29
                                         -----------     ---
-----     --------     --------     ----------     ---------
-
Less distributions
Dividends from net investment
   income............................          (.31)
(.63)        (.66)        (.68)          (.68)
(.68)
Distributions from capital gains.....            --
--           --           --             --           (.01)
                                         -----------     ---
-----     --------     --------     ----------     ---------
-
   Total distributions...............          (.31)
(.63)        (.66)        (.68)          (.68)
(.69)
                                         -----------     ---
-----     --------     --------     ----------     ---------
-
Net asset value, end of period.......     $   11.40      $
11.31     $  10.84     $  10.69     $    10.72     $
10.74
                                         -----------     ---
-----     --------     --------     ----------     ---------
-
                                         -----------     ---
-----     --------     --------     ----------     ---------
-
TOTAL RETURN(a):.....................          3.55%
10.36%        7.71%        6.12%          6.37%
2.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......     $ 672,070
$669,223     $665,525     $799,048     $  934,725
$1,099,640
Average net assets (000).............     $ 670,282
$669,132     $725,305     $900,115     $1,024,132
$1,132,653
Ratios to average net assets:
   Expenses, including distribution
      fees...........................          1.01%(b)(c)
1.02%(b)     1.04%(b)     1.04%(b)       1.09%(b)
1.09%
   Expenses, excluding distribution
      fees...........................           .51%(b)(c)
 .52%(b)     0.54%(b)     0.54%(b)       0.59%(b)       0.58%
   Net investment income.............          5.37%(b)(c)
5.63%(b)     6.05%(b)     6.19%(b)       6.37%(b)
6.02%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waiver.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     43

                                                 PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 HIGH INCOME
SERIES
------------------------------------------------------------
--------------------

Class C                                      Class Z
                                         -------------------
-------------------------------------------------     ------
-----

August 1,
                                         Six Months
1994(c)       Six Months
                                            Ended
Years Ended April 30,              Through          Ended
                                         October 31,     ---
----------------------------------     April 30,
October 31,
                                            1998
1998          1997          1996           1995
1998
                                         -----------     ---
------     ---------     ---------     ----------     ------
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................      $ 11.31        $
10.84       $ 10.69       $ 10.72        $10.79        $
11.30
                                         -----------     ---
------     ---------     ---------        -----       ------
-----
Income from investment operations
Net investment income(b).............          .30
 .61           .63           .65           .49
 .34
Net realized and unrealized gain
   (loss) on investment
   transactions......................          .09
 .47           .15          (.03)         (.07)
 .09
                                         -----------     ---
------     ---------     ---------        -----       ------
-----
   Total from investment
      operations.....................          .39
1.08           .78           .62           .42
 .43
                                         -----------     ---
------     ---------     ---------        -----       ------
-----
Less distributions
Dividends from net investment
   income............................         (.30)
(.61)         (.63)         (.65)         (.49)
(.34)
                                         -----------     ---
------     ---------     ---------        -----       ------
-----
Net asset value, end of period.......      $ 11.40        $
11.31       $ 10.84       $ 10.69        $10.72        $
11.39
                                         -----------     ---
------     ---------     ---------        -----       ------
-----
                                         -----------     ---
------     ---------     ---------        -----       ------
-----
TOTAL RETURN(a):.....................         3.43%
10.09%         7.44%         5.86%         3.91%
3.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......      $25,771
$20,554       $ 9,563       $ 6,471        $3,208        $
14,211
Average net assets (000).............      $23,164
$14,932       $ 8,060       $ 5,608        $1,385        $
12,523
Ratios to average net assets:
   Expenses, including distribution
      fees...........................         1.26%(b)(e)
1.27%(b)     1.29%(b)      1.29%(b)      1.34%(b)(e)
 .51%(b)(e)
   Expenses, excluding distribution
      fees...........................          .51%(b)(e)
 .52%(b)     0.54%(b)      0.54%(b)      0.59%(b)(e)
 .51%(b)(e)
   Net investment income.............         5.12%(b)(e)
5.39%(b)     5.80%(b)      5.93%(b)      6.34%(b)(e)
5.87%(b)(e)


September 16,
                                          Year
1996(d)
                                         Ended
Through
                                       April 30,
April 30,
                                          1998
1997
                                       ----------     ------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................   $  10.83         $
10.79
                                       ----------          -
----
Income from investment operations
Net investment income(b).............        .68
 .45
Net realized and unrealized gain
   (loss) on investment
   transactions......................        .47
 .04
                                       ----------          -
----
   Total from investment
      operations.....................       1.15
 .49
                                       ----------          -
----
Less distributions
Dividends from net investment
   income............................       (.68)
(.45)
                                       ----------          -
----
Net asset value, end of period.......   $  11.30         $
10.83
                                       ----------          -
----
                                       ----------          -
----
TOTAL RETURN(a):.....................      10.91%
4.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......   $  9,919         $
2,719
Average net assets (000).............   $  6,064         $
704
Ratios to average net assets:
   Expenses, including distribution
      fees...........................        .52%(b)
0.54%(e)
   Expenses, excluding distribution
      fees...........................        .52%(b)
0.54%(e)
   Net investment income.............       6.14%(b)
6.55%(e)

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waiver.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
(e) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     44

                                                 PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 INSURED
SERIES
------------------------------------------------------------
--------------------

Class A
                                         -------------------
-------------------------------------------------------
                                         Six Months
                                            Ended
Years Ended April 30,
                                         October 31,     ---
-------------------------------------------------------
                                            1998
1998         1997         1996        1995        1994
                                         -----------     ---
-----     --------     --------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................     $   11.05      $
10.90     $  10.94     $  10.83     $ 10.71     $ 11.44
                                         -----------     ---
-----     --------     --------     -------     -------
Income from investment operations
Net investment income................           .26
 .53(b)       .55(b)       .58(b)      .58(b)      .58
Net realized and unrealized gain
   (loss) on investment
   transactions......................           .38
 .40          .08          .11         .12        (.43)
                                         -----------     ---
-----     --------     --------     -------     -------
   Total from investment
      operations.....................           .64
 .93          .63          .69         .70         .15
                                         -----------     ---
-----     --------     --------     -------     -------
Less distributions
Dividends from net investment
   income............................          (.26)
(.53)        (.55)        (.58)       (.58)       (.58)
Distributions in excess of net
   investment income.................            --
--(c)      (.01)          --          --          --
Distributions from capital gains.....            --
(.25)        (.11)          --          --        (.30)
                                         -----------     ---
-----     --------     --------     -------     -------
   Total distributions...............          (.26)
(.78)        (.67)        (.58)       (.58)       (.88)
                                         -----------     ---
-----     --------     --------     -------     -------
Net asset value, end of period.......     $   11.43      $
11.05     $  10.90     $  10.94     $ 10.83     $ 10.71
                                         -----------     ---
-----     --------     --------     -------     -------
                                         -----------     ---
-----     --------     --------     -------     -------
TOTAL RETURN(a):.....................          5.87%
8.67%        5.74%        6.47%       6.73%       1.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......     $ 241,707
$224,409     $208,411     $139,548     $75,800     $30,669
Average net assets (000).............     $ 233,396
$222,115     $187,371     $102,456     $39,471     $32,309
Ratios to average net assets:
   Expenses, including distribution
      fees...........................           .72%(d)
0.69%(b)     0.68%(b)     0.68%(b)    0.74%(b)    0.71%
   Expenses, excluding distribution
      fees...........................           .62%(d)
0.59%(b)     0.58%(b)     0.58%(b)    0.64%(b)    0.61%
   Net investment income.............          2.34%(d)
4.75%(b)     4.95%(b)     5.20%(b)    5.45%(b)    5.09%
For Class A, B, C and Z shares:
   Portfolio turnover rate...........            11%
85%         110%          68%         64%        105%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     45

                                                 PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 INSURED
SERIES
------------------------------------------------------------
--------------------

Class B
                                                        ----
------------------------------------------------------------
------------
                                                        Six
Months

Ended                           Years Ended April 30,

October 31,     --------------------------------------------
----------------

1998           1998         1997         1996         1995
1994
                                                        ----
-------     --------     --------     --------     --------
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................     $
11.06      $  10.91     $  10.95     $  10.84     $  10.71
$  11.44
                                                        ----
-------     --------     --------     --------     --------
--------
Income from investment operations
Net investment income...............................
 .23           .49(b)       .50(b)       .54(b)       .54(b)
 .54
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .38           .40          .08          .11          .13
(.43)
                                                        ----
-------     --------     --------     --------     --------
--------
   Total from investment operations.................
 .61           .89          .58          .65          .67
 .11
                                                        ----
-------     --------     --------     --------     --------
--------
Less distributions
Dividends from net investment income................
(.23)         (.49)        (.50)        (.54)        (.54)
(.54)
Distributions in excess of net investment income....
--            --(c)      (.01)          --           --
--
Distributions from capital gains....................
--          (.25)        (.11)          --           --
(.30)
                                                        ----
-------     --------     --------     --------     --------
--------
   Total distributions..............................
(.23)         (.74)        (.62)        (.54)        (.54)
(.84)
                                                        ----
-------     --------     --------     --------     --------
--------
Net asset value, end of period......................     $
11.44      $  11.06     $  10.91     $  10.95     $  10.84
$  10.71
                                                        ----
-------     --------     --------     --------     --------
--------
                                                        ----
-------     --------     --------     --------     --------
--------
TOTAL RETURN(a):....................................
5.66%         8.23%        5.32%        6.04%        6.40%
0.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................     $
210,874      $236,370     $298,005     $443,391     $567,648
$740,447
Average net assets (000)............................     $
224,329      $270,553     $365,891     $524,452     $660,237
$807,794
Ratios to average net assets:
   Expenses, including distribution fees............
1.12%(d)      1.09%(b)     1.08%(b)     1.08%(b)
1.14%(b)    1.11%
   Expenses, excluding distribution fees............
 .62%(d)      0.59%(b)     0.58%(b)     0.58%(b)     0.64%(b)
0.61%
   Net investment income............................
2.14%(d)      4.35%(b)     4.54%(b)     4.80%(b)
4.99%(b)    4.69%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     46

                                                 PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 INSURED
SERIES
------------------------------------------------------------
--------------------

Class C                                      Class Z
                                         -------------------
-------------------------------------------------     ------
-----

August 1,
                                         Six Months
1994(c)       Six Months
                                            Ended
Years Ended April 30,              Through          Ended
                                         October 31,     ---
----------------------------------     April 30,
October 31,
                                            1998
1998          1997          1996           1995
1998
                                         -----------     ---
------     ---------     ---------     ----------     ------
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................      $ 11.06        $
10.91       $ 10.95       $ 10.84        $10.79         $
11.05
                                             -----       ---
------     ---------     ---------        -----           --
---
Income from investment operations
Net investment income(b).............          .22
 .46           .48           .51           .39
 .26
Net realized and unrealized gain
   (loss) on investment
   transactions......................          .38
 .40           .08           .11           .05
 .38
                                             -----       ---
------     ---------     ---------        -----           --
---
   Total from investment
      operations.....................          .60
 .86           .56           .62           .44
 .64
                                             -----       ---
------     ---------     ---------        -----           --
---
Less distributions
Dividends from net investment
   income............................         (.22)
(.46)         (.48)         (.51)         (.39)
(.26)
Distributions in excess of net
   investment income.................           --
--(f)       (.01)           --            --              --
Distributions from capital gains.....           --
(.25)         (.11)           --            --
--
                                             -----       ---
------     ---------     ---------        -----           --
---
   Total distributions...............         (.22)
(.71)         (.60)         (.51)         (.39)
(.26)
                                             -----       ---
------     ---------     ---------        -----           --
---
Net asset value, end of period.......      $ 11.44        $
11.06       $ 10.91       $ 10.95        $10.84
11.43
                                             -----       ---
------     ---------     ---------        -----           --
---
                                             -----       ---
------     ---------     ---------        -----           --
---
TOTAL RETURN(a):.....................         5.53%
7.96%         5.06%         5.78%         4.03%
5.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......      $ 1,798        $
1,509       $   888       $ 1,137        $  525         $
4,109
Average net assets (000).............      $ 1,547        $
1,142       $   973       $   827        $  224         $
3,055
Ratios to average net assets:
   Expenses, including distribution
      fees(b)........................         1.37%(e)
1.34%         1.33%         1.33%         1.39%(e)
 .62%(e)
   Expenses, excluding distribution
      fees(b)........................          .62%(e)
0.59%         0.58%         0.58%         0.64%(e)
 .62%(e)
   Net investment income(b)..........         2.01%(e)
4.11%         4.29%         4.56%         4.92%(e)
2.39%(e)


September 16,
                                          Year
1996(d)
                                         Ended
Through
                                       April 30,
April 30,
                                          1998
1997
                                       ----------     ------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................    $10.91          $
11.05
                                          -----            -
----
Income from investment operations
Net investment income(b).............       .54
 .36
Net realized and unrealized gain
   (loss) on investment
   transactions......................       .39
(.02)
                                          -----            -
----
   Total from investment
      operations.....................       .93
 .34
                                          -----            -
----
Less distributions
Dividends from net investment
   income............................      (.54)
(.36)
Distributions in excess of net
   investment income.................        --(f)
(.01)
Distributions from capital gains.....      (.25)
(.11)
                                          -----            -
----
   Total distributions...............      (.79)
(.48)
                                          -----            -
----
Net asset value, end of period.......    $11.05          $
10.91
                                          -----            -
----
                                          -----            -
----
TOTAL RETURN(a):.....................      8.68%
2.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......    $  418          $
15
Average net assets (000).............    $  173          $
10
Ratios to average net assets:
   Expenses, including distribution
      fees(b)........................      0.60%
0.58%(e)
   Expenses, excluding distribution
      fees(b)........................      0.60%
0.58%(e)
   Net investment income(b)..........      4.92%
4.18%(e)

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waiver.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
(e) Annualized.
(f) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     47

                                                 PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)
INTERMEDIATE SERIES
------------------------------------------------------------
--------------------

Class A
                                         -------------------
---------------------------------------------------
                                         Six Months
                                            Ended
Years Ended April 30,
                                         October 31,     ---
---------------------------------------------------
                                            1998
1998        1997        1996        1995        1994
                                         -----------     ---
----     -------     -------     -------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................      $ 10.81       $
10.59     $ 10.65     $ 10.45     $ 10.67     $11.08
                                         -----------     ---
----     -------     -------     -------     ------
Income from investment operations
Net investment income................          .22
 .43(b)      .46(b)      .47(b)      .51(b)     .53
Net realized and unrealized gain
   (loss) on investment
   transactions......................          .27
 .28        (.05)        .20        (.03)      (.19)
                                         -----------     ---
----     -------     -------     -------     ------
   Total from investment
      operations.....................          .49
 .71         .41         .67         .48        .34
                                         -----------     ---
----     -------     -------     -------     ------
Less distributions
Dividends from net investment
   income............................         (.22)
(.43)       (.46)       (.47)       (.51)      (.53)
Distributions in excess of net
   investment income.................           --
--        (.01)         --        (.01)        --
Distributions from capital gains.....           --
(.06)         --          --        (.18)      (.22)
                                         -----------     ---
----     -------     -------     -------     ------
   Total distributions...............         (.22)
(.49)       (.47)       (.47)       (.70)      (.75)
                                         -----------     ---
----     -------     -------     -------     ------
Net asset value, end of period.......      $ 11.08       $
10.81     $ 10.59     $ 10.65     $ 10.45     $10.67
                                         -----------     ---
----     -------     -------     -------     ------
                                         -----------     ---
----     -------     -------     -------     ------
TOTAL RETURN(a):.....................         4.60%
6.76%       3.86%       6.48%       4.52%      2.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......      $14,133
$13,126     $13,740     $12,552     $10,507     $5,810
Average net assets (000).............      $13,818
$13,591     $13,487     $12,604     $ 7,742     $4,981
Ratios to average net assets:
   Expenses, including distribution
      fees...........................         1.18%(c)
1.31%(b)    1.15%(b)    1.16%(b)    1.05%(b)   1.00%
   Expenses, excluding distribution
      fees...........................         1.08%(c)
1.21%(b)    1.05%(b)    1.06%(b)    0.95%(b)   0.90%
   Net investment income.............         4.05%(c)
3.99%(b)    4.30%(b)    4.36%(b)    4.75%(b)   4.63%
For Class A, B, C and Z shares:
   Portfolio turnover rate...........           13%
54%         46%         35%         30%        55%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waiver.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     48

                                                 PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)
INTERMEDIATE SERIES
------------------------------------------------------------
--------------------

Class B
                                         -------------------
------------------------------------------------------------
-
                                         Six Months
                                            Ended
Years Ended April 30,
                                         October 31,     ---
------------------------------------------------------------
-
                                            1998
1998         1997         1996          1995           1994
                                         -----------     ---
-----     --------     --------     ----------     ---------
-
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................      $ 10.81       $
10.59     $  10.65     $  10.45     $    10.68     $
11.09
                                         -----------     ---
-----     --------     --------     ----------     ---------
-
Income from investment operations
Net investment income................          .21
 .39(b)       .42(b)       .43(b)         .45(b)         .48
Net realized and unrealized gain
   (loss) on investment
   transactions......................          .27
 .28         (.05)         .20           (.04)          (.19)
                                         -----------     ---
-----     --------     --------     ----------     ---------
-
   Total from investment
      operations.....................          .48
 .67          .37          .63            .41            .29
                                         -----------     ---
-----     --------     --------     ----------     ---------
-
Less distributions
Dividends from net investment
   income............................         (.21)
(.39)        (.42)        (.43)          (.45)
(.48)
Distributions in excess of net
   investment income.................           --
--         (.01)          --           (.01)            --
Distributions from capital gains.....           --
(.06)          --           --           (.18)
(.22)
                                         -----------     ---
-----     --------     --------     ----------     ---------
-
   Total distributions...............         (.21)
(.45)        (.43)        (.43)          (.64)
(.70)
                                         -----------     ---
-----     --------     --------     ----------     ---------
-
Net asset value, end of period.......      $ 11.08       $
10.81     $  10.59     $  10.65     $    10.45     $
10.68
                                         -----------     ---
-----     --------     --------     ----------     ---------
-
                                         -----------     ---
-----     --------     --------     ----------     ---------
-
TOTAL RETURN(a):.....................         4.45%
6.33%        3.44%        6.05%          3.99%
2.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......      $21,762       $
24,017     $ 29,980     $ 40,550     $   51,039     $
65,215
Average net assets (000).............      $22,167       $
27,175     $ 35,221     $ 46,127     $   60,174     $
59,811
Ratios to average net assets:
   Expenses, including distribution
      fees...........................         1.44%(c)
1.71%(b)     1.55%(b)     1.56%(b)       1.45%(b)
1.40%
   Expenses, excluding distribution
      fees...........................         1.08%(c)
1.21%(b)     1.05%(b)     1.06%(b)       0.95%(b)
0.90%
   Net investment income.............         3.79%(c)
3.59%(b)     3.89%(b)     3.96%(b)       4.35%(b)
4.23%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waiver.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     49

                                                 PRUDENTIAL
MUNICIPAL BOND FUND
Financial Highlights (Unaudited)
INTERMEDIATE SERIES
------------------------------------------------------------
--------------------

Class C                                      Class Z
                                         -------------------
-------------------------------------------------     ------
-----

August 1,
                                         Six Months
1994(c)       Six Months
                                            Ended
Years Ended April 30,              Through          Ended
                                         October 31,     ---
----------------------------------     April 30,
October 31,
                                            1998
1998          1997          1996           1995
1998
                                         -----------     ---
------     ---------     ---------     ----------     ------
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................      $ 10.81        $
10.59       $ 10.65       $ 10.45        $10.54         $
10.81
                                             -----       ---
------     ---------     ---------        -----           --
---
Income from investment operations
Net investment income(b).............          .19
 .36           .39           .40           .35
 .22
Net realized and unrealized gain
   (loss) on investment
   transactions......................          .27
 .28          (.05)          .20          (.08)
 .27
                                             -----       ---
------     ---------     ---------        -----           --
---
   Total from investment
      operations.....................          .46
 .64           .34           .60           .27
 .49
                                             -----       ---
------     ---------     ---------        -----           --
---
Less distributions
Dividends from net investment
   income............................         (.19)
(.36)         (.39)         (.40)         (.35)
(.22)
Distributions in excess of net
   investment income.................           --
--          (.01)           --          (.01)             --
Distributions from capital gains.....           --
(.06)           --            --            --
--
                                             -----       ---
------     ---------     ---------        -----           --
---
   Total distributions...............         (.19)
(.42)         (.40)         (.40)         (.36)
(.22)
                                             -----       ---
------     ---------     ---------        -----           --
---
Net asset value, end of period.......      $ 11.08        $
10.81       $ 10.59       $ 10.65        $10.45         $
11.08
                                             -----       ---
------     ---------     ---------        -----           --
---
                                             -----       ---
------     ---------     ---------        -----           --
---
TOTAL RETURN(a):.....................         4.34%
6.07%         3.17%         5.79%         2.14%
4.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......      $   469        $
449       $   257       $   225        $  167         $
1,818
Average net assets (000).............      $   467        $
381       $   149       $   197        $   28         $
907
Ratios to average net assets:
   Expenses, including distribution
      fees...........................         1.65%(e)
1.96%(b)      1.80%(b)      1.81%(b)      1.81%(b)(e)
1.08%
   Expenses, excluding distribution
      fees...........................         1.08%(e)
1.21%(b)      1.05%(b)      1.06%(b)      1.06%(b)(e)
1.08%
   Net investment income.............         3.58%(e)
3.33%(b)      3.65%(b)      3.71%(b)      4.34%(b)(e)
4.15%


September 16,
                                          Year
1996(d)
                                         Ended
Through
                                       April 30,
April 30,
                                          1998
1997
                                       ----------     ------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................    $10.59          $
10.63
                                          -----            -
----
Income from investment operations
Net investment income(b).............       .44
 .31
Net realized and unrealized gain
   (loss) on investment
   transactions......................       .28
(.03)
                                          -----            -
----
   Total from investment
      operations.....................       .72
 .28
                                          -----            -
----
Less distributions
Dividends from net investment
   income............................      (.44)
(.31)
Distributions in excess of net
   investment income.................        --
(.01)
Distributions from capital gains.....      (.06)
--
                                          -----            -
----
   Total distributions...............      (.50)
(.32)
                                          -----            -
----
Net asset value, end of period.......    $10.81          $
10.59
                                          -----            -
----
                                          -----            -
----
TOTAL RETURN(a):.....................      6.86%
2.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......    $1,194          $
246
Average net assets (000).............    $  447          $
63
Ratios to average net assets:
   Expenses, including distribution
      fees...........................      1.21%(b)
1.05%(b)(e)
   Expenses, excluding distribution
      fees...........................      1.21%(b)
1.05%(b)(e)
   Net investment income.............      4.09%(b)
4.65%(b)(e)

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waiver.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
(e) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     50

Getting The Most From Your Prudential Mutual Fund.
How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates.
These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial products rises and falls -
- sometimes very
suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to
member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked for" prices of a security.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Brian M. Storms
Nancy H. Teeters
Louis A. Weil, III

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)                                    BULK RATE
Prudential Mutual Funds                 U.S. POSTAGE
Gateway Center Three                        PAID
100 Mulberry Street                      Permit 6807
Newark, NJ  07102-4077                   New York, NY
(800) 225-1852

74435L103  74435L301  74435L509  MF133E2
74435L202  74435L400  74435L608
74435L707  74435L806  74435L889
74435L871  74435L863  74435L855